[Front Cover]

Aetna Mutual Funds

Annual
Report
October 31, 1995
Generation Funds

[Aetna logo]

Table of Contents

President's Letter                            1
Investment Review                             2
Portfolios of Investments:
 Ascent Fund                                  6
 Crossroads Fund                             18
 Legacy Fund                                 30
Statements of Assets and Liabilities         42
Statements of Operations                     43
Statements of Changes in Net Assets          44
Notes to Financial Statements                45
Financial Highlights                         53
Independent Auditors' Report                 54

President's Letter

Dear Fellow Shareholder,

We are very pleased to bring you this annual report of the status and performance of your Funds.

The past year has seen a substantial recovery in the fixed income markets which, combined with strong corporate earnings, has driven the stock market advance. Actions of the Federal Reserve have been successful in controlling domestic growth and inflation. The overall economic environment has made 1995 a very good year for domestic bond and stock investments. Currency fluctuations played a major role affecting performance in international markets.

For the future, our view of the financial markets remains positive. Despite reaching record high levels, the stock market does not appear to be overvalued. Moderate economic growth with low inflation should continue to maintain interest rate levels favorable to the bond market. With careful market selection and disciplined management strategies, we continue to be optimistic about the growth potential of international investing.

Our asset allocation disciplines indicate that the Generation Funds should continue to be weighted toward the equity asset classes. As corporate earnings growth slows, careful stock selection and our investment strategies should position us to benefit from changes in the market environment.

At $2.7 trillion in assets, the mutual fund industry, of which we are proud to be a part of, continues to show strong growth. At Aetna Mutual Funds, we thank you for investing in our products.

Yours sincerely,

/s/ Shaun P. Mathews

Shaun P. Mathews
President

*********************************[LINE GRAPH]*********************************
                                     Ascent
                         Growth of a $10,000 Investment

                Ten Month Period
                Ended 10/31/95

Select Class        16.70%

Aetna Ascent    Dec-94                         Oct-95
 (Select Class) 10000   10290   11010   11850   11670
S&P 500         10000   10973   12019   12979   12932
Russell 2000    10000   10461   11442   12572   12009
MSCI EAFE       10000   10194   10276   10713   10428
NAREIT          10000    9984   10570   11067   10830
SB Broad Inv.
 Grade Bond     10000   10506   11151   11362   11514
SB Non US
 World Bond     10000   11443   12003   11711   11748
91 Day T-Bill   10000   10148   10295   10437   10484
Ascent Index    10000   10517   11171   11765   11558

 *****************************************************************************

 *********************************[LINE GRAPH]*********************************
                                   Crossroads
                         Growth of a $10,000 Investment
                Ten Month Period
                 Ended 10/31/95

Select Class        15.30%

        Dec-94                          Oct-95
Aetna Crossroads
 (Select Class)       10000   10290   10930   11670   11530
S&P 500               10000   10973   12019   12979   12932
Russell 2000          10000   10461   11442   12572   12009
MSCI EAFE             10000   10194   10276   10713   10428
NAREIT                10000    9984   10570   11067   10830
SB Broad Inv.
 Grade Bond           10000   10506   11151   11362   11514
SB Non US
 World Bond           10000   11443   12003   11711   11748
91 Day T-Bill         10000   10148   10295   10437   10484
Crossroads Index      10000   10520   11144   11627   11504
 *****************************************************************************

2 Aetna Generation Funds Annual Report

*********************************[LINE GRAPH]*********************************
                                     Legacy
                         Growth of a $10,000 Investment


                Ten Month Period
                Ended 10/31/95

Select Class        14.10%

Aetna Legacy          Dec-94                         Oct-95
 (Select Class)       10000   10300   10870   11490   11410
S&P 500               10000   10973   12019   12979   12932
Russell 2000          10000   10461   11442   12572   12009
MSCI EAFE             10000   10194   10276   10713   10428
NAREIT                10000    9984   10570   11067   10830
SB Broad Inv.
 Grade Bond           10000   10506   11151   11362   11514
SB Non US
 World Bond           10000   11443   12003   11711   11748
91 Day T-Bill         10000   10148   10295   10437   10484
Crossroads Index      10000   10523   11117   11489   11449
 *****************************************************************************

* 'Total Return' is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results. The Standard & Poor's 500 Stock Index, Russell 2000 Small Cap Stock Index, Morgan Stanley Capital International Europe, Australia and Far East Index, National Association Real Estate REIT Index, Salomon Brothers Broad Investment Grade Index, and Salomon Brothers Non-U.S. World Government Bond Index are unmanaged broad based market indicies used to benchmark performance of each asset class.

                            Aetna Generation Funds

Returns for the partial fiscal year ending October 31, 1995, were solid for the Aetna Generation Funds which were launched on January 4, 1995. For the ten month period, total returns for Ascent, Crossroads, and Legacy were 16.70%, 15.30%, and 14.10%, respectively.

The Generation Funds each have specific asset allocation strategies, which correspond to their respective investment objectives. Each strategy contains unique asset allocation ranges and benchmark allocations for the several asset classes utilized by the Funds. Ascent, which is designed for investors who have an investment horizon exceeding fifteen years and who have a high level of risk tolerance, benefited from the strong performance of the equity markets due to its regular emphasis on equity-oriented asset classes. Crossroads, which is designed for investors who have an investment horizon exceeding ten years or who have a moderate level of risk tolerance, also benefited from strong equity market performance, but to a lesser degree than Ascent, since it takes a more moderate approach to risk and potential return. And Legacy, which is designed for investors who have an investment horizon exceeding five years or who have a low level of risk tolerance, profited from strong equity and fixed income markets in accordance with its low risk profile.

                                          Aetna Generation Funds Annual Report 3

Most financial assets enjoyed a favorable environment during the past year, and we participated in the rewards offered to investors. Returns were particularly strong in large capitalization U.S. stocks and U.S. bonds. This meant that those with a more "plain vanilla" orientation in their portfolios were well rewarded. Our approach is to include healthy allocations to other, more volatile "diversifying" asset classes, including small capitalization U.S. stocks, international stocks and bonds, and real estate related stocks. Unfortunately, on a year-to-date basis these diversifying asset classes have not performed particularly well. For example, compared to returns of 29.32% and 15.11% for the S&P 500 and the Lehman Aggregate Bond Index respectively since the beginning of 1995, returns in the diversifying asset classes which we emphasize were disappointing: the NAREIT Equity Index returned 12.21%, the Russell 2000 Small Cap Stock Index returned 20.09%, the Europe, Australia, and Far East (EAFE) Index returned 4.28%. We continue to see a good deal of value in these asset classes, therefore we continue to emphasize them in the Generation Funds. We believe that over the long term, a value-oriented approach to asset allocation will add to return, and will do so with less volatility. We remain undeterred in our enthusiasm for these asset classes, which have only become more attractive due to their under-performance.

We were overweighted in the equity asset classes throughout the year, in keeping with our asset allocation disciplines which indicated (as they do still) that most equity asset classes were attractively valued relative to bonds. Conversely, bonds were quite underweighted throughout the year, and remain so. Compared to the expected return on bond investments, stock buyers are being offered an expected return advantage which is well above normal. However, the rate of corporate earnings growth will undoubtedly slow, and some earnings disappointments are in store. Stock selection will be very important, and we believe that we are well-positioned to benefit from such a market environment.

Investment Summary
 -----------------------------------------------------------
           Asset Allocation as of October 31, 1995
 -----------------------------------------------------------
          Ascent Fund             Portfolio      Benchmark
 ------------------------------   -----------   ------------
Large Capitalization Stocks            27%           20%
Small Capitalization Stocks            21%           20%
International Stocks                   23%           20%
Real Estate Stocks                     25%           20%
U.S. Dollar Bonds                       3%           10%
International Bonds                     0%           10%
Cash Equivalents                        1%            0%
                                  -----------   ------------
  Total                               100%          100%

4 Aetna Generation Funds Annual Report

        Crossroads Fund           Portfolio      Benchmark
 ------------------------------   -----------   ------------
Large Capitalization Stocks            26%           15%
Small Capitalization Stocks            17%           15%
International Stocks                   19%           15%
Real Estate Stocks                     20%           15%
U.S. Dollar Bonds                       4%           25%
International Bonds                     6%           10%
Cash Equivalents                        8%            5%
                                  -----------   ------------
  Total                               100%          100%

          Legacy Fund             Portfolio      Benchmark
 ------------------------------   -----------   ------------
Large Capitalization Stocks            23%           10%
Small Capitalization Stocks            14%           10%
International Stocks                   13%           10%
Real Estate Stocks                     15%           10%
U.S. Dollar Bonds                       7%           40%
International Bonds                     7%           10%
Cash Equivalents                       21%           10%
                                  -----------   ------------
  Total                               100%          100%

                                         Aetna Generation Funds Annual Report 5

Portfolio of Investments
October 31, 1995

 -----------------------------------------------------------------------------
Ascent Fund
 -----------------------------------------------------------------------------
                                        Number
                                          of        Market
                                        Shares       Value
                                       --------   -----------
Common Stocks (92.2%)
Aerospace & Defense (0.0%)
McDonnell Douglas Corp.                    200     $ 16,350
                                                  -----------
Apparel (0.5%)
Chic By H I S, Inc.+                     3,000       16,500
Coats Viyella Plc                       10,800       31,867
Nike, Inc.                                 600       34,050
Oshkosh B'Gosh, Inc.                       300        4,013
Phillips-Van Heusen                        800        8,100
VF Corp.                                   100        4,788
                                                  -----------
                                                     99,318
                                                  -----------
Autos & Auto Equipment (0.9%)
Autoliv AB                                 300       17,205
Borg Warner Automotive, Inc.             1,000       29,500
Kaydon Corp.                             1,400       40,425
Mitsubishi Motors Corp.                  4,000       33,332
Smith (A.O.) Corp.                       1,100       22,825
Snap-On, Inc.                              200        8,475
Varity Corp.+                              300       10,875
Volvo AB Class B                           800       18,002
                                                  -----------
                                                    180,639
                                                  -----------
Banks (6.0%)
AMMB Holdings Bhd                        2,000       24,774
Bank of Montreal                           900       19,907
Bank of New York Co., Inc.                 900       37,800
BankAmerica Corp.                          500       28,750
Banque Bruxelles Lambert SA                150       24,926
Canadian Imperial Bank of Commerce           1           25
Charter One Financial, Inc.              1,500       42,469
Chemical Banking Corp.                     300     $ 17,063
CITICORP                                   400       25,950
City National Corp.                      5,300       70,225
Coast Savings Financial, Inc.+             800       21,100
Commerce Asset Holding Bhd               3,000       14,864
Cullen/Frost Bankers, Inc.               1,100       55,688
Development Bank of Singapore Ltd.       2,000       22,904
F & M Bancorp                              110        2,874
First American Corp. (Tenn.)               800       35,050
First Chicago Corp.                        500       33,938
First Citizens Bancshares Class A          100        5,300
First Interstate Bancorp                   300       38,700
Firstbank of Illinois Co.                1,000       29,875
HSBC Holdings Plc                        2,519       36,886
Kagoshima Bank                           3,000       22,299
Keycorp                                    600       20,250
Mellon Bank Corp.                          100        5,013
Michigan National Corp.                    300       32,963
National City Bancshares, Inc.             500       22,844
NationsBank, Inc.                          500       32,875
Northern Trust Corp.                       500       23,750
Provident Bancorp                        1,000       42,000
Queens County Bancorp, Inc.              1,400       56,350
Reliance Bancorp                         3,300       48,056
River Forest Bancorp, Inc.               2,000       46,750
Royal Bank of Canada                       800       17,918
Silicon Valley Bancshares+               3,000       58,875
Star Banc Corp.                            800       44,300

See Notes to Portfolio of Investments

6 Aetna Generation Funds Annual Report

Sumimoto Bank of California                100    $    2,350
Susquehanna Bancshares, Inc.             1,100        32,038
Union Bank                               1,000        50,250
Union Planters Corp.                     2,100        64,313
White River Corp.+                         400        14,250
                                                  -----------
                                                   1,226,512
                                                  -----------
Building Materials & Construction (2.5%)
American Buildings Co.+                  1,000        25,125
Champion Enterprises, Inc.+              2,600        67,275
Continental Homes Holding Corp.            200         4,100
Elcor Corp.                                300         6,300
Fujita Corp.                             8,000        36,383
Granite Construction, Inc.               1,100        31,350
International Aluminum Corp.               300         9,113
Kon. Volker Stevin N.V.                    300        19,271
Lindab AB Class B                          800        17,415
Metra Oy Class B                         1,000        43,324
Nippon Densetsu Kogyo                    4,000        38,144
Pulte Corp.                                200         6,325
Redman Industries, Inc.+                 1,300        34,125
Sanki Engineering                        3,000        29,048
Security Capital Industrial Trust        1,500        24,563
Texas Industries, Inc.                     500        26,313
Toll Brothers, Inc.+                       500         8,938
Tredegar Industries, Inc.                1,400        40,775
Webb (Del E.) Corp.                        500        10,375
WHX Corp.+                               1,100        11,413
Wing Tai Holdings                       16,000        27,711
                                                  -----------
                                                     517,386
                                                  -----------
Chemicals (2.7%)
ARCO Chemical Co.                          700    $   34,300
Dow Chemical Co.                           200        13,725
du Pont (E.I.) de Nemours                  200        12,475
Dyno Industrier AS                         700        14,160
Eastman Chemical Co.                       100         5,950
Fuji Photo Film                          1,000        24,744
Geon Company (The)                       1,900        47,263
Great Lakes Chemical Corp.                 200        13,425
Lyondell Petrochemical Co.               1,900        40,613
Norsk Hydro AS                           1,800        71,665
Novellus Systems, Inc.+                    400        27,500
PPG Industries, Inc.                       300        12,750
Sekisui Chemical Co.                     7,000        91,056
Sigma-Aldrich Corp.                        300        14,325
Solvay SA Class A                          100        50,387
Union Carbide Corp.                        400        15,150
Vigoro Corp.                               900        39,038
Wellman, Inc.                            1,200        28,200
                                                  -----------
                                                     556,726
                                                  -----------
Commercial Services (0.8%)
GATX Corp.                               1,200        57,000
Inchcape Plc                             3,970        19,607
Manpower, Inc.                           1,200        32,550
Robert Half International, Inc.+           500        18,250
Royal PTT Nederland N.V.                   526        18,475
WMX Technologies, Inc.                     400        11,250
                                                  -----------
                                                     157,132
                                                  -----------
Computer Software (1.8%)
Acxiom Corp.+                              400        11,900
Applix Inc.+                             2,200        61,325

                                          Aetna Generation Funds Annual Report 7

Borland International, Inc.+               900     $ 12,206
Cadence Design Systems, Inc.+            2,850       91,913
Cirrus Logic, Inc.+                      1,300       54,681
Electronic Arts, Inc.+                     600       22,013
Hogan Systems, Inc.+                     4,900       43,794
Hyperion Software+                         200        9,775
Kronos, Inc.+                              100        4,688
Micro Warehouse, Inc.+                     400       17,900
Reynolds & Reynolds Co. Class A          1,100       39,188
Shiva Corp.+                               100        6,013
Softdesk, Inc.+                            100        2,288
                                                  -----------
                                                    377,684
                                                  -----------
Computers & Office Equipment (2.6%)
Acma Ltd                                 6,000       19,511
CANON, Inc.                              2,000       34,232
Ceridian Corp.+                            200        8,700
Comdisco, Inc.                           1,500       45,750
Compaq Computer Corp.+                     200       11,150
Dell Computer Corp.+                     1,000       46,563
Fujitsu Ltd.                             4,000       47,729
HBO & Co.                                  100        7,063
In Focus Systems, Inc.+                  2,100       69,038
International Business Machines
  Corp.                                    200       19,450
Komag, Inc.+                               400       22,825
Kurabo Industries                       25,000       85,090
Microsoft Corp.+                           100       10,006
Read-Rite Corp.+                         2,400       83,850
Sun Microsystems, Inc.+                    100        7,813
United Stationers, Inc.                    100        3,888
                                                  -----------
                                                    522,658
                                                  -----------
Consumer Products (0.1%)
Alberto-Culver Co. Class B                 200     $  6,275
Liz Claiborne, Inc.                        300        8,513
Reckitt & Coleman Plc                    1,183       12,563
                                                  -----------
                                                     27,351
                                                  -----------
Diversified (1.8%)
Alusuisse-Lonza Holding AG                  15       11,456
Brady (WH) Co.                             400       29,200
Dover Corp.                                500       19,750
Harrisons & Crosfield Plc               14,028       32,095
Harsco Corp.                               700       36,925
Illinois Tool Works, Inc.                  100        5,813
Johnson Controls, Inc.                     200       11,650
Katy Industries                          6,500       66,625
Lonrho Plc                               5,500       13,582
Opal, Inc.+                                200        3,025
Oriental Holdings Bhd                    3,000       13,803
Polaris Industries, Inc.                 2,250       63,000
Textron, Inc.                              200       13,750
Varlen Corp.                             1,680       45,360
                                                  -----------
                                                    366,034
                                                  -----------
Electrical & Electronics (4.3%)
Applied Materials, Inc.+                   200       10,038
Austria Mikro Systeme International        400       74,065
Cohu, Inc.                                 100        3,088
Cypress Semiconductor Corp.+             1,400       49,350
Dallas Semiconductor Corp.               1,000       21,250
Hewlett Packard Co.                        300       27,788
Hitachi Koki                             5,000       44,599

See Notes to Portfolio of Investments

8 Aetna Generation Funds Annual Report

Intel Corp.                                100     $  6,994
Kyocera Corp.                            1,000       81,960
Lam Research Corp.+                        500       30,438
Logicon, Inc.                            1,800       41,175
Matsushita Electric Industrial Co.
  Ltd.                                   3,000       42,545
Micron Technology Inc.                     100        7,063
Nintendo Co. Ltd.+                       1,000       73,549
Nokia AB Class A                         1,500       85,823
Novo-Nordisk AS                            200       25,428
Philips Electronics N.V.                   600       23,163
Quickturn Design System, Inc.+           1,300       13,325
Ramtron International Corp.+               100        1,006
Rohm Co.                                 1,000       60,736
Seagate Technology, Inc.+                1,500       67,125
Siliconix, Inc.+                           400       11,600
Telefonaktiebolaget                        550       11,673
Tencor Instruments+                        400       17,100
Varian Associates, Inc.                  1,000       51,375
                                                  -----------
                                                    882,256
                                                  -----------
Electrical Equipment (3.3%)
Adflex Solutions, Inc.+                  1,600       41,800
Allgon AB Class B                          700       10,589
Arrow Electronics, Inc.+                   900       45,675
Avnet, Inc.                                800       40,300
Draka Holding N.V.                         500       13,765
FPL Group, Inc.                            300       12,563
General Electric Co.                       500       31,625
Hitachi Ltd. (Hit. Seisakusho)           6,000       61,617
International Rectifier Corp.+           1,000       45,125
Kemet Corp.+                               600       20,550
Kent Electronics Corp.+                  1,000     $ 48,750
Marshall Industries+                     1,300       45,825
Mentor Graphics Corp.+                   2,400       50,700
Nichicon                                 1,000       13,497
Park Electrochemical Corp.               1,400       43,750
Sundstrand Corp.                         1,500       91,875
Tektronix, Inc.                            100        5,925
Texas Instruments, Inc.                    600       40,950
                                                  -----------
                                                    664,881
                                                  -----------
Financial Services (4.6%)
Abbey National Plc                       5,000       42,248
ABN Amro Holding N.V.                      500       20,980
Alex Brown & Sons, Inc.                  1,200       58,650
Algem Maatsch Voor Nijverhei               100       27,298
Banponce Corp.                             400       15,450
Barclays Plc                             1,700       19,930
BayBanks, Inc.                             500       40,438
BHC Financial, Inc.                      3,200       58,800
Citizens Bancorp                         1,600       52,600
CNA Financial Corp.+                       100       11,400
Creditanstalt-Bankverein                   500       24,924
Crestar Financial Corp.                  1,000       57,000
Dean Witter Discover and Co.               100        4,975
Den Danske Bank                            300       19,866
Fokus Banken AS+                         3,000       15,893
Greenpoint Financial Corp.                 700       18,988
Household International, Inc.              100        5,625
Internationale Nederland                   300       17,866
Jyske Bank AS                              200       13,098
Leader Financial Corp.                     800       28,600
Lion Land Bhd                           11,000       11,895


                                          Aetna Generation Funds Annual Report 9

Merrill Lynch & Co., Inc.                  300     $ 16,650
Morgan Keegan, Inc.                      1,700       18,488
Orient Corp.                             3,000       13,614
Oversea-Chinese Banking                  2,000       23,470
Park National Corp.                        100        4,525
RCSB Financial, Inc.                       200        4,463
Schweizerische Bankverein                   40       16,401
Societe Generale De Belg                   200       15,047
Svenska Handelsbanke                     1,000       17,536
TR Financial Corp.                         700       17,413
Transamerica Corp.                         200       13,550
Travelers, Inc.                            500       25,250
Unitas Bank Ltd. Class A+                9,500       23,039
United Carolina Bancshares, Inc.         1,200       42,900
United Overseas Bank Ltd.                2,600       22,791
US Bancorp Inc.                          1,400       45,675
Vermont Financial Services               1,300       41,275
Yasuda Trust & Banking                   3,000       13,409
                                                  -----------
                                                    942,020
                                                  -----------
Food & Beverages (3.0%)
Bols Wessanen CVA                           12          237
Cadbury Schweppes Plc                    4,300       35,485
Cerebos Pacific Ltd.                     3,000       18,663
Coca-Cola Co.                              200       14,375
ConAgra, Inc.                              700       27,038
CPC International Inc.                     400       26,550
Danisco AS                                 400       18,220
Hillsdown Holdings Plc                  16,415       43,514
Hometown Buffet, Inc.+                     100        1,294
Hormel Foods Corp.                       1,500     $ 34,500
Hudson Foods, Inc. Class A               1,300       18,363
Huhtamaki Group Class I                    400       11,867
IBP, Inc.                                1,000       59,875
International Multifoods Corp.           1,700       34,850
Katokichi                                1,000       18,289
Kroger Co. (The)+                          100        3,338
McDonald's Corp.                           800       32,800
Molson Companies Ltd.                    1,400       22,509
Mondavi (Robert) Corp.+                    600       17,025
Morningstar Group, Inc.+                 2,600       20,800
Nestle SA Registered                        15       15,706
Oester Brau-Beteiligungs                   400       20,544
PepsiCo, Inc.                              500       26,375
Safeway, Inc.+                             800       37,800
Sara Lee Corp.                             300        8,813
Superfos AS                                200       17,744
Supervalu, Inc.                            500       15,375
                                                  -----------
                                                    601,949
                                                  -----------
Health Services (1.1%)
Invacare Corp.                           1,400       35,000
Lincare Holdings, Inc.+                  1,400       35,088
Mine Safety Appliances Co.                 800       40,600
Moore Corp. Ltd.                           800       15,300
Nellcor, Inc.+                             700       40,425
Quorum Health Group, Inc.+                 500       10,781
Universal Health Services, Inc.+         1,200       45,000
                                                  -----------
                                                    222,194
                                                  -----------

See Notes to Portfolio of Investments

10 Aetna Generation Funds Annual Report

Home Furnishings & Appliances (0.2%)
Electrolux AB                              400     $ 17,099
Leggett & Platt, Inc.                    1,400       33,600
                                                  -----------
                                                     50,699
                                                  -----------
Hotels & Restaurants (0.3%)
Compass Group Plc                        2,900       19,676
Hotel Properties Ltd.                   10,000       15,128
Marriott International Inc.                300       11,063
Prime Hospitality Corp.+                 1,400       13,825
                                                  -----------
                                                     59,692
                                                  -----------
Household Products (0.2%)
National Presto Industries, Inc.           900       36,450
Premark International, Inc.                300       13,875
                                                  -----------
                                                     50,325
                                                  -----------
Insurance (4.0%)
Aegon N.V.                                 576       21,836
AFLAC, Inc.                              1,500       61,125
Alleghany Corp.                            300       53,850
Allstate Corp.                             599       22,013
American Bankers Insurance Group         1,700       60,775
Baloise Holding Ltd.                         5       10,251
Capital American Financial Corp.           100        1,963
Chubb Corp.                                100        8,988
CMAC Investment Corp.                      400       19,000
Commerce Group, Inc.                       400        8,125
EA-Generali AG                             150       41,018
Fremont General Corp.                    1,500       43,500
Fund American Enterprises, Inc.+           390       26,910
Guardian Royal Exchange Plc              7,200     $ 26,016
Home Beneficial Corp. Class B              400        9,850
Kansas City Life Insurance Co.             400       20,800
Loews Corp.                                300       43,988
Orion Capital Corp.                        400       16,400
Pxre Corp.                               1,500       37,688
Reinsurance Group of America             1,700       58,438
Royal Insurance Holdings Plc             2,400       14,807
State Auto Financial Corp.               1,000       22,313
Transatlantic Holdings, Inc.               800       53,900
Transnational Re Corp. Class A+          1,700       38,144
Transport Holdings, Inc.+                    2           80
UNI Storebrand AS+                      13,600       68,557
Winterthur Schweizerische
  Versicherungs-Gesellschaft                15       10,044
Zurich Versicherungs-Gesellschaft           65       18,588
                                                  -----------
                                                    818,967
                                                  -----------
Machinery & Equipment (1.7%)
Acme-Cleveland Corp.                     1,700       37,188
Barnes Group, Inc.                         900       33,750
Blount, Inc. Class A                     1,000       43,375
Central Sprinkler Corp.+                 2,100       67,725
Entergy Corp.                              600       17,100
FSI International, Inc.+                   900       21,488
Jenbacher Werke AG                         100       16,145
Koyo Seiko Co. Ltd.                      3,000       23,913
L.S. Starrett Co. Class A                  800       18,300


                                         Aetna Generation Funds Annual Report 11

Landis & Gyr                               10      $  6,027
Regal Beloit                              800        14,400
Tsubakimoto Chain                       7,000        32,862
Tsukishima Kikai                        1,000        19,561
                                                  -----------
                                                    351,834
                                                  -----------
Media & Entertainment (1.1%)
Belo (A.H.) Corp. Class A               1,000        34,625
Callaway Golf Co.                       2,700        44,213
Genting Bhd                             1,000         8,612
Granada Group Plc                       1,500        16,000
GTECH Holdings Corp.+                   1,200        29,400
King World Productions, Inc.+             600        20,925
Media General, Inc.                     1,200        33,300
Mirage Resorts, Inc.+                   1,000        32,750
                                                  -----------
                                                    219,825
                                                  -----------
Medical Supplies (0.5%)
Baxter International, Inc.                400        15,450
CONMED Corp.+                           1,500        52,875
GC Companies, Inc.+                       900        29,025
North American Biologicals, Inc.+       1,300        10,481
                                                  -----------
                                                    107,831
                                                  -----------
Metals & Mining (1.9%)
AK Steel Holding Corp.                    500        15,500
Alcan Aluminum Ltd.                       600        18,975
Aluminum Co. of America                   200        10,200
Carpenter Technology Corp.              1,200        45,450
Cleveland-Cliffs, Inc.                    700        26,163
Cyprus Amax Minerals Co.                  800        20,900
Dofasco, Inc.                           1,307      $ 16,523
Georg Fischer AG                           10        13,814
J & L Specialty Steel, Inc.             2,000        32,750
Kennametal, Inc.                        1,200        37,350
Kon. Ned. Hoogovens En                     20           684
Lukens, Inc.                              400        12,300
Magma Copper Co.                          500         8,375
Mueller Industries, Inc.+                 800        18,800
Phelps Dodge Corp.                        200        12,675
Reliance Steel & Aluminum Co.           2,400        39,900
Schnitzer Steel Industries, Inc.        1,700        45,688
Shiloh Industries, Inc.+                  300         3,319
Svenskt Stal AB                         1,600        16,015
                                                  -----------
                                                    395,381
                                                  -----------
Oil & Gas (2.5%)
Alberta Energy Co Ltd.+                   700        10,929
Atlantic Richfield Co.                    200        21,350
Belden & Blake Corp.+                   1,300        19,338
Burmah Castrol Plc                      2,200        34,193
Camco International, Inc.                 200         4,575
Chesapeake Energy Corp.+                  300         8,775
Conwest Exploration Co. Ltd.              900        15,809
Diamond Shamrock, Inc.                  1,600        41,200
Exxon Corp.                               800        61,100
Falconbridge Ltd.                         600        13,216
Fina, Inc. Class A                        700        31,238
Halliburton Co.                           300        12,450
Imperial Oil Ltd.                           3           125
Leviathan Gas Pipeline Partners
  L.P.                                  1,600        39,800
Lufkin Industries, Inc.                   700        13,125
Mobil Corp.                               400        40,300

See Notes to Portfolio of Investments

12 Aetna Generation Funds Annual Report

Occidental Petroleum Corp.                 200     $  4,300
Oneok, Inc.                                900       21,938
Petro-Canada                             1,600       17,249
Royal Dutch Petroleum Co.                  400       49,150
RPC, Inc.+                                 900        6,975
Smith International, Inc.+               1,300       20,800
Sun Company, Inc.                          100        2,863
Texaco                                     200       13,625
                                                  -----------
                                                    504,423
                                                  -----------
Paper & Containers (2.4%)
Abitibi Price, Inc.                        500        8,736
Asia Pulp & Paper Co. Ltd.+              4,000       41,000
Bobst SA                                     5        7,567
Champion International Corp.               200       10,700
Chesapeake Corp.                         2,700       82,688
Consolidated Papers, Inc.                1,400       80,150
Georgia-Pacific Corp.                      100        8,250
Greif Brothers Corp. Class A               200        5,025
Leykam-Muerztaler Papier+                  350       13,809
MacMillan Bloedel Ltd.                     900       11,877
Mayr-Melnhof Karton AG                     100        5,832
Mead Corp.                                 300       17,288
Rayoner, Inc.                            1,200       45,000
Repola Oy                                2,100       40,644
Stone-Consolidated Corp.+                  600        8,309
Stora Kopparbergs                        1,200       14,540
Temple-Inland, Inc.                        300       13,650
Willamette Industries, Inc.              1,100       64,075
                                                  -----------
                                                    479,140
                                                  -----------
Pharmaceuticals (1.3%)
Becton, Dickinson & Co.                    300     $ 19,500
Bio-Rad Labs, Inc. Class A+                500       19,000
Bristol-Myers Squibb Co.                   400       30,500
Cor Therapeutics+                          600        6,150
Immulogic Pharmaceutical Corp.+            100        1,163
Immunex Corp.+                             100        1,263
Johnson & Johnson                          200       16,300
Merck & Co., Inc.                          300       17,250
Pfizer, Inc.                             1,000       57,375
Rhone-Poulenc Rorer, Inc.                1,000       47,125
Schering Plough                            600       32,175
Watson Pharmaceuticals, Inc.+              400       18,000
                                                  -----------
                                                    265,801
                                                  -----------
Printing & Publishing (0.9%)
Banta Corp.                              1,100       47,850
Central Newspapers, Inc. Class A         1,100       32,450
Gannett Co., Inc.                          200       10,875
New York Times Co                          300        8,325
Plenum Publishing Corp.                    300       10,725
Pulitzer Publishing Co.                  1,300       58,825
Tribune Co.                                200       12,625
Wiley (John) & Sons, Inc. Class A          200        5,950
                                                  -----------
                                                    187,625
                                                  -----------
Real Estate Investment Trusts (25.0%)
Associated Estates Realty Corp.         14,100      289,050
Beacon Properties Corp.                 12,900      280,575
BRE Properties, Inc. Class A            11,100      355,200
Cali Realty Corp.                        2,900       56,550


                                        Aetna Generation Funds Annual Report 13

CBL & Associates Properties, Inc.       10,100    $  214,625
Chelsea GCA Realty, Inc.                 9,800       271,950
Colonial Properties Trust               11,500       287,500
Cousins Properties, Inc.                 6,500       112,938
Crescent Real Estate Equities, Inc.      9,200       294,400
Developers Diversified Realty Corp.      3,000        85,500
Duke Realty Investments, Inc.            8,500       260,313
Equity Inns, Inc.                        4,900        56,963
Equity Residential Properties Trust      4,100       114,800
Essex Property Trust, Inc.               8,600       156,950
Evans Withycombe Residential, Inc.       9,300       175,538
Excel Realty Trust, Inc.                13,700       258,588
HGI Realty, Inc.                           900        19,913
Highwood Properties, Inc.               11,000       292,875
JDN Realty Corp.                           800        16,300
Kimco Realty Corp.                       4,000       147,500
Kranzco Realty Trust                     1,200        18,300
Oasis Residential, Inc.                 10,200       221,850
Prime Residential, Inc.                  4,000        70,750
Regency Realty Corp.                     4,000        68,000
Sekisui House                            2,000        23,082
Smith (Charles E.) Residential
  Realty Co.                             3,100        72,075
South West Property Trust                2,750        33,344
Spieker Properties, Inc.                12,200       295,850
Storage Equities, Inc.                  16,100       295,838
Walden Residential Properties, Inc.     14,600       268,229
                                                  -----------
                                                   5,115,346
                                                  -----------
Retail (2.7%)
Argyll Group Plc                         2,600    $   13,210
Burton Group Plc                        26,600        42,392
Claire's Stores, Inc.                    2,000        39,250
Colruyt SA                                 150        37,997
Familymart                               1,000        42,154
Fastenal Co.                               700        24,369
General Host Corp.+                      5,600        27,300
Hannaford Brothers, Co.                  1,700        44,413
Hudson's Bay Co.                           500         9,340
Ito-Yokado Co. Ltd.                      1,000        54,673
JUSCO Co.                                3,000        70,419
Koninklijke Ahold N.V.                     521        19,718
Merkur Holding AG                           35         7,791
Neiman Marcus Group, Inc.                1,900        32,538
Robinson & Co. Ltd.                      4,000        16,966
Sears Roebuck & Co.                        400        13,600
Tesco Plc                                  271         1,283
Waban, Inc.+                             2,200        34,375
Zale Corp.+                              1,800        26,663
                                                  -----------
                                                     558,451
                                                  -----------
Telecommunications (0.8%)
Ameritech Corp.                            800        43,200
Case Corp.                               1,000        38,125
Computer Associates International,
  Inc.                                     250        13,750
GN Store Nord AS                           200        14,818
Holophane Corp.+                           500        13,531
Lincoln Telecommunications Co.           2,400        41,700
Mobile Telecommunications
  Technologies Corp.+                      100         2,850
                                                  -----------
                                                     167,974
                                                  -----------

See Notes to Portfolio of Investments

14 Aetna Generation Funds Annual Report

Transportation (2.4%)
Alaska Air Group, Inc.+                   300      $  4,463
American President Co. Ltd.             1,600        38,800
AMR Corp.+                                200        13,200
Bergesen d.y. AS Class B                1,500        30,824
British Airways Plc                       800         5,744
Comair Holdings, Inc.                   2,250        63,422
Det Norske Luftfartselskap AS             500        23,118
East Japan Railway Co.                     13        61,411
Expeditors International of
  Washington, Inc.                        500        13,313
Florida East Coast Industries, Inc.       400        26,750
Guidant Corp.                           1,600        51,200
Hornbeck Offshore Services, Inc.+         200         2,900
Kobenhavns Lufthavne AS                   200        15,000
Kvaerner AS                               600        25,237
Malaysian International Shipping        4,000        10,539
Peninsular & Orient Steam
  Navigation Co.                        3,900        29,661
PHH Corp.                                 900        39,375
Singapore Airlines Ltd.                 3,000        27,782
                                                  -----------
                                                    482,739
                                                  -----------
Utilities - Electric (5.2%)
Boston Edison Co.                       1,300        35,588
California Energy Company, Inc.+        1,500        27,188
Centerior Energy Corp.                  2,500        25,000
Consolidated Edison Co. of New
  York, Inc.                              500        15,188
DQE, Inc.                                 700        19,250
Elektrowatt AG                             30         9,054
General Public Utilities Corp.            900      $ 28,125
Hokkaido Electric Power Co.             2,000        46,359
Illinova Corp.                          1,400        39,725
Interstate Power Co. (Del.)               700        20,300
Korea Electric Power ADR+               2,000        49,500
LG&E Corp.                              1,200        49,800
MDU Resources Group, Inc.               2,550        53,869
National Power Plc ADR                    550         6,875
New England Electric System               900        35,100
New York State Electric & Gas Corp.     1,500        37,875
Nipsco Industries, Inc.                 1,100        40,150
Northeast Utilities                       800        19,800
Oklahoma Gas & Electric                   900        36,000
Orange & Rockland Utilities, Inc.       1,300        45,663
Pacific Gas & Electric Co.                800        23,500
Peco Energy Co.                           700        20,475
Pinnacle West Capital Corp.             2,500        68,750
Portland General Corp.                  1,500        40,688
Powergen Plc ADR                          550         9,144
Reunies Electrobel & Tractebel            150        54,873
San Diego Gas & Electric Co.            1,700        39,525
SCEcorp                                 1,400        23,800
Sierra Pacific Resources                2,400        56,100
Transalta Corp.                         1,600        17,249
Unicom Corp.                              700        22,925


                                         Aetna Generation Funds Annual Report 15

United Illuminating Co.                     200   $     7,600
Western Resources, Inc.                     600        20,175
                                                  -----------
                                                    1,045,213
                                                  -----------
Utilities - Oil & Gas (1.7%)
Atlanta Gas Light Co.                       800        30,900
Brooklyn Union Gas Co. (The)              1,800        45,225
Connecticut Energy Corp.                    700        13,563
Energen Corp.                             2,500        56,563
Mitchell Energy & Development Corp.       3,300        53,625
New Jersey Resources Corp.                1,100        27,500
OEMV AG                                     300        25,882
Petronas Gas Bhd+                         4,000        13,527
Union Texas Petroleum Holdings,
  Inc.                                    1,500        27,000
Valero Energy Corp.                         500        11,813
Washington Gas Light Co.                    100         1,913
Wicor, Inc.                               1,000        29,625
Williams Co., Inc.                          200         7,725
                                                  -----------
                                                      344,861
                                                  -----------
Utilities - Telephone (1.2%)
AT&T Corp.                                  200        12,800
Bell Atlantic Corp.                         200        12,725
BellSouth Corp.                             200        15,300
Cable & Wireless Plc                      5,700        37,235
Citizens Utilities Co.+                   1,360        14,960
DDI Corp.                                     3        24,324
Nippon Telephone & Telegraph Corp.            6        49,235
SBC Communications, Inc.                    300        16,763
Southern New England Telecom. Corp.       1,100   $    39,738
Sprint Corp.                                800        30,800
                                                  -----------
                                                      253,880
                                                  -----------
Utilities - Water (0.2%)
SJW Corp.                                   500        17,563
Welsh Water Plc                           1,833        21,783
                                                  -----------
                                                       39,346
                                                  -----------
Total Common Stocks
  (cost $17,390,119)                              $18,860,443
                                                  -----------
Preferred Stocks (0.0%)
Utilities - Water (0.0%)
Welsh Water Plc                           1,980   $     3,249
                                                  -----------
Total Preferred Stocks
  (cost $3,223)                                   $     3,249
                                                  -----------
Warrants (0.1%)
Morgan Stanley American Express
  Hong Kong+                              8,000   $    36,000
                                                  -----------
Total Warrants
  (cost $39,390)                                  $    36,000
                                                  -----------
                                      Principal        Market
                                         Amount         Value
                                       --------   -----------
U.S. Treasury Notes (2.1%)
U.S. Treasury Note, 9.25%, 01/15/96    $325,000   $   327,373
U.S. Treasury Note, 5.125%,
  03/31/96+++                           100,000        99,875
                                                  -----------
Total U.S. Treasury Notes
  (cost $426,722)                                 $   427,248
                                                  -----------
Short Term Investments (5.5%)
Banc One Corp., Comm. Paper, 5.85%,
  11/01/95                              737,000       737,000
General Signal Corp., Comm. Paper,
  5.85%, 11/07/95++                     350,000       349,659

See Notes to Portfolio of Investments

16 Aetna Generation Funds Annual Report

                        Principal      Market
                          Amount       Value
                         --------   ------------
Mitsubishi Bank,
  Corp. Note, 3.00%,
  11/30/02               $40,000    $    41,626
                                    ------------
Total Short Term Investments
   (cost $1,126,659)                $ 1,128,285
                                    ------------
Total Investments
   (cost $18,986,113) (a)           $20,455,225
Other assets less liabilities           (22,283)
                                    ------------
Total Net Assets                     $20,432,942
                                    ------------

Notes to Portfolio of Investments

   + Non-income producing security

  ++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

 +++ Security pledged to cover initial margin deposits on open futures contracts at October 31, 1995.

 (a) The cost of investments for federal income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at October 31, 1995 are as follows:

     Unrealized gains          $1,891,427
     Unrealized losses           (422,315)
                               -----------
     Net unrealized gain       $1,469,112
                               ===========

See Notes to Financial Statements.

Category percentages are based on net assets.

Information concerning open futures contracts is shown below:
                                 No. of    Initial  Expiration     Unrealized
                              Contracts      Value        Date    Gain/(Loss)
                              ---------   --------   ---------   ------------
All Ordinaries Share Price
  Index                          3       $121,656    12/29/95     $ (5,249)
German DAX Index Future          2        310,644    12/14/95      (16,261)
Long-Term German Bonds
  Future                         2        323,208    12/06/95        7,243
CAC 40 Stock Index Future        1         75,283    12/29/95       (3,904)
Italian Government Bonds
  Future                         2        251,109    12/04/95          201
Hang Seng Index Future           2        126,678    11/29/95           65
                                                                 ------------
                                                                  $(17,905)
                                                                 ============


                                         Aetna Generation Funds Annual Report 17

Portfolio of Investments
October 31, 1995

 -----------------------------------------------------------------------------
Crossroads Fund
 -----------------------------------------------------------------------------
                                                 Number
                                                   of         Market
                                                 Shares       Value
                                                --------   ------------
Common Stocks (76.2%)
Aerospace & Defense (0.1%)
McDonnell Douglas Corp.                            300       $ 24,525
                                                           ------------
Apparel (0.3%)
Chic By H I S, Inc.+                             2,800         15,400
Coats Viyella Plc                                8,100         23,900
Nike, Inc.                                         200         11,350
Oshkosh B'Gosh, Inc.                               300          4,013
Phillips-Van Heusen                                700          7,088
VF Corp.                                           100          4,788
                                                           ------------
                                                               66,539
                                                           ------------
Autos & Auto Equipment (0.7%)
Autoliv AB                                         200         11,470
Borg Warner Automotive, Inc.                       900         26,550
Kaydon Corp.                                       700         20,213
Mitsubishi Motors Corp.                          3,000         24,999
Smith (A.O.) Corp.                               1,000         20,750
Snap-On, Inc.                                      200          8,475
Varity Corp.+                                      300         10,875
Volvo AB Class B                                   600         13,502
                                                           ------------
                                                              136,834
                                                           ------------
Banks (4.6%)
AMMB Holdings Bhd                                1,000         12,387
Bank of Montreal                                 1,200         26,543
Bank of New York Co., Inc.                         700         29,400
BankAmerica Corp.                                  400         23,000
Banque Bruxelles Lambert SA                        200         33,234
Canadian Imperial Bank of Commerce                   1             25
Chemical Banking Corp.                             300         17,063
CITICORP                                           400       $ 25,950
City National Corp.                              4,700         62,275
Coast Savings Financial, Inc.+                     700         18,463
Commerce Asset Holding Bhd                       4,000         19,819
Cullen/Frost Bankers, Inc.                       1,000         50,625
Development Bank of Singapore Ltd.               1,000         11,452
F & M Bancorp                                      110          2,874
First American Corp. (Tenn.)                       700         30,669
First Chicago Corp.                                300         20,363
First Citizens Bancshares Class A                  100          5,300
First Interstate Bancorp                           100         12,900
Firstbank of Illinois Co.                          500         14,938
HSBC Holdings Plc                                1,888         27,646
JSB Financial, Inc.                              1,000         30,813
Kagoshima Bank                                   2,000         14,866
Keycorp                                            600         20,250
Mellon Bank Corp.                                  100          5,013
Michigan National Corp.                            100         10,988
National City Bancshares, Inc.                     300         13,706
NationsBank, Inc.                                  500         32,875
Northern Trust Corp.                               400         19,000
Provident Bancorp                                  900         37,800
Queens County Bancorp, Inc.                        300         12,075
Reliance Bancorp                                   500          7,281
River Forest Bancorp, Inc.                       1,600         37,400
Royal Bank of Canada                               400          8,959
Silicon Valley Bancshares+                       2,000         39,250
Star Banc Corp.                                    600         33,225

See Notes to Portfolio of Investments

18 Aetna Generation Funds Annual Report

Suffolk Bancorp                                     300      $ 10,650
Sumitomo Bank of California                         100         2,350
Susquehanna Bancshares, Inc.                      1,300        37,863
Union Bank                                        1,000        50,250
Union Planters Corp.                              1,700        52,063
White River Corp.+                                  300        10,688
                                                           ------------
                                                              932,291
                                                           ------------
Building Materials & Construction (2.4%)
American Buildings Co.+                             900        22,613
Champion Enterprises, Inc.+                       2,400        62,100
Continental Homes Holding Corp.                     200         4,100
Elcor Corp.                                         200         4,200
Fujita Corp.                                      6,000        27,287
Granite Construction, Inc.                        1,900        54,150
International Aluminum Corp.                        300         9,113
Kon. Volker Stevin N.V.                             250        16,059
Lindab AB Class B                                   800        17,415
Metra Oy Class B                                    800        34,659
Nippon Densetsu Kogyo                             3,000        28,608
Puerto Rican Cement Co., Inc.                       700        23,013
Pulte Corp.                                         200         6,325
Redman Industries, Inc.+                          1,200        31,500
Sanki Engineering                                 2,000        19,365
Security Capital Industrial Trust                 1,400        22,925
Texas Industries, Inc.                              500        26,313
Toll Brothers, Inc.+                                400         7,150
Tredegar Industries, Inc.                         1,000        29,125
Webb (Del E.) Corp.                                 400         8,300
WHX Corp.+                                        1,000      $ 10,375
Wing Tai Holdings                                12,000        20,783
                                                           ------------
                                                              485,478
                                                           ------------
Chemicals (2.2%)
ARCO Chemical Co.                                   700        34,300
Dow Chemical Co.                                    200        13,725
du Pont (E.I.) de Nemours                           200        12,475
Dyno Industrier AS                                  500        10,114
Eastman Chemical Co.                                100         5,950
Fuji Photo Film                                   1,000        24,744
Geon Co. (The)                                    1,800        44,775
Great Lakes Chemical Corp.                          200        13,425
Lyondell Petrochemical Co.                        1,800        38,475
Norsk Hydro AS                                    1,300        51,758
Novellus Systems, Inc.+                             400        27,500
PPG Industries, Inc.                                300        12,750
Sekisui Chemical Co.                              3,000        39,024
Sigma-Aldrich Corp.                                 100         4,775
Solvay SA Class A                                    50        25,193
Union Carbide Corp.                                 500        18,938
Vigoro Corp.                                        800        34,700
Wellman, Inc.                                     1,100        25,850
                                                           ------------
                                                              438,471
                                                           ------------
Commercial Services (0.7%)
CPI Corp.                                         1,500        27,375
GATX Corp.                                          400        19,000
Inchcape Plc                                      4,697        23,198
Manpower, Inc.                                    1,100        29,838
Robert Half International, Inc.+                    400        14,600
Royal PTT Nederland N.V.                            526        18,475
WMX Technologies, Inc.                              400        11,250
                                                           ------------
                                                              143,736
                                                           ------------


                                         Aetna Generation Funds Annual Report 19

Computer Software (1.4%)
Acxiom Corp.+                                       400      $ 11,900
Boole & Babbage, Inc.+                              100         3,638
Borland International, Inc.+                        700         9,494
Cadence Design Systems, Inc.+                     2,700        87,075
Cirrus Logic, Inc.+                               1,000        42,063
Electronic Arts, Inc.+                              600        22,013
Hogan Systems, Inc.+                              4,600        41,113
Hyperion Software+                                  100         4,888
Kronos, Inc.+                                       100         4,688
Micro Warehouse, Inc.+                              300        13,425
Reynolds & Reynolds Co. Class A                   1,000        35,625
Softdesk, Inc.+                                     100         2,288
                                                           ------------
                                                              278,210
                                                           ------------
Computers & Office Equipment (1.8%)
Acma Ltd.                                         4,000        13,007
CANON, Inc.                                       1,000        17,116
Ceridian Corp.+                                     700        30,450
Comdisco, Inc.                                    1,200        36,600
Compaq Computer Corp.+                              200        11,150
Dell Computer Corp.+                              1,000        46,563
Fujitsu Ltd.                                      3,000        35,796
HBO & Co.                                           100         7,063
In Focus Systems, Inc.+                           1,500        49,313
International Business Machines Corp.               200        19,450
Komag, Inc.+                                        200        11,413
Microsoft Corp.+                                    100        10,006
Read-Rite Corp.+                                  2,100        73,369
Sun Microsystems, Inc.+                             100         7,813
                                                           ------------
                                                              369,109
                                                           ------------
Consumer Products (0.3%)
Alberto-Culver Co. Class B                          200      $  6,275
Block Drug Co., Inc.                              1,000        38,625
Liz Claiborne, Inc.                                 300         8,513
Reckitt & Coleman Plc                             1,261        13,391
                                                           ------------
                                                               66,804
                                                           ------------
Diversified (1.8%)
Alusuisse-Lonza Holding AG                           10         7,637
Brady (WH) Co.                                      300        21,900
Dover Corp.                                         500        19,750
Harrisons & Crosfield Plc                        10,231        23,408
Harsco Corp.                                        700        36,925
Illinois Tool Works, Inc.                           100         5,813
Johnson Controls, Inc.                              100         5,825
Katy Industries                                   5,600        57,400
Lonrho Plc                                        4,400        10,865
Opal, Inc.+                                         200         3,025
Oriental Holdings Bhd                             3,000        13,803
Polaris Industries, Inc.                          1,950        54,600
SPS Technologies, Inc.+                           1,000        39,000
Textron, Inc.                                       300        20,625
Varlen Corp.                                      1,610        43,470
                                                           ------------
                                                              364,046
                                                           ------------
Electrical & Electronics (3.7%)
Applied Materials, Inc.+                            200        10,038
Austria Mikro Systeme International                 250        46,291
Cohu, Inc.                                          100         3,088
Cypress Semiconductor Corp.+                      1,200        42,300
Dallas Semiconductor Corp.                          500        10,625
Hewlett Packard Co.                                 300        27,788

See Notes to Portfolio of Investments

20 Aetna Generation Funds Annual Report

Hitachi Koki                                     4,000       $ 35,679
Intel Corp.                                        100          6,994
Kyocera Corp.                                    1,000         81,960
Lam Research Corp.+                                500         30,438
Logicon, Inc.                                    1,800         41,175
Matsushita Electric Industrial Co. Ltd.          2,000         28,363
Micron Technology, Inc.                            100          7,063
Nintendo Co. Ltd.                                1,000         73,549
Nokia AB Class A                                 1,100         62,937
Novo-Nordisk AS                                    100         12,714
Phillips Electronics N.V.                          600         23,163
Quickturn Design System, Inc.+                     800          8,200
Ramtron International Corp.+                       100          1,006
Rohm Co.                                         1,000         60,736
Seagate Technology, Inc.+                        1,200         53,700
Siliconix, Inc.+                                   300          8,700
Telefonaktiebolaget                                550         11,673
Tencor Instruments+                                300         12,825
Unitrode Corp.+                                    600         16,125
Varian Associates, Inc.                            800         41,100
                                                           ------------
                                                              758,230
                                                           ------------
Electrical Equipment (2.8%)
Adflex Solutions, Inc.+                          1,500         39,188
Allgon AB Class B                                  500          7,564
Arrow Electronics, Inc.+                           900         45,675
Avnet, Inc.                                        700         35,263
Draka Holding N.V.                                 500         13,765
FPL Group, Inc.                                    300         12,563
General Electric Co.                               400         25,300
Hitachi Ltd. (Hit. Seisakusho)                   4,000         41,078
International Rectifier Corp.+                     900       $ 40,613
Kemet Corp.+                                       600         20,550
Kent Electronics Corp.+                          1,000         48,750
Marshall Industries+                             1,200         42,300
Mentor Graphics Corp.+                           2,000         42,250
Park Electrochemical Corp.                       1,200         37,500
Sundstrand Corp.                                 1,300         79,625
Texas Instruments, Inc.                            600         40,950
                                                           ------------
                                                              572,934
                                                           ------------
Financial Services (3.3%)
Abbey National Plc                               1,600         13,519
ABN Amro Holding N.V.                              400         16,784
Alex Brown & Sons, Inc.                          1,100         53,763
Banponce Corp.                                     200          7,725
Barclays Plc                                     1,300         15,241
BayBanks, Inc.                                     500         40,438
Bear Stearns Co., Inc.                           1,800         35,775
BHC Financial, Inc.                              3,000         55,125
Citizens Bancorp                                 1,500         49,313
CNA Financial Corp.+                               100         11,400
Creditanstalt-Bankverein                           350         17,447
Crestar Financial Corp.                            300         17,100
Dean Witter Discover and Co.                       100          4,975
Den Danske Bank                                    300         19,866
Greenpoint Financial Corp.                         300          8,138
Household International, Inc.                      100          5,625
Internationale Nederland                           200         11,911
Jyske Bank AS                                      200         13,098
Leader Financial Corp.                             800         28,600
Lion Land Bhd                                    9,000          9,733
Merrill Lynch & Co., Inc.                          300         16,650


                                         Aetna Generation Funds Annual Report 21

Morgan Keegan, Inc.                              1,200       $ 13,050
Orient Corp.                                     3,000         13,614
Oversea-Chinese Banking                          1,000         11,735
Park National Corp.                                100          4,525
Promise Co. Ltd.                                   200          7,883
RCSB Financial, Inc.                               200          4,463
Schweizerische Bankverein                           30         12,301
Societe Generale De Belg                           300         22,570
Svenska Handelsbanke                               800         14,029
TR Financial Corp.                                 600         14,925
Travelers, Inc.                                    500         25,250
United Carolina Bancshares, Inc.                 1,000         35,750
United Overseas Bank Ltd.                        2,400         21,038
Yasuda Trust & Banking                           2,000          8,939
                                                           ------------
                                                              662,298
                                                           ------------
Food & Beverages (2.6%)
Cadbury Schweppes Plc                            3,200         26,408
Cerebos Pacific Ltd.                             2,000         12,442
Coca-Cola Co.                                      200         14,375
ConAgra, Inc.                                      700         27,038
CPC International Inc.                             400         26,550
Danisco AS                                         300         13,665
Hillsdown Holdings Plc                           6,976         18,492
Hometown Buffet, Inc.+                             100          1,294
Hormel Foods Corp.                                 800         18,400
Huhtamaki Group Class I                            300          8,900
IBP, Inc.                                          900         53,888
International Multifoods Corp.                   1,500         30,750
Katokichi                                        2,000         36,579
Kikkoman                                         3,000         21,419
Kroger Co. (The)+                                  300         10,013
McDonald's Corp.                                   700       $ 28,700
Molson Companies Ltd.                              800         12,862
Mondavi (Robert) Corp.+                            600         17,025
Morningstar Group, Inc.+                           100            800
Nestle SA Registered                                10         10,471
Oester Brau-Beteiligungs                           350         17,976
PepsiCo, Inc.                                      800         42,200
Safeway, Inc.+                                     700         33,075
Sara Lee Corp.                                     300          8,813
Superfos AS                                        200         17,744
Supervalu, Inc.                                    600         18,450
                                                           ------------
                                                              528,329
                                                           ------------
Health Services (1.0%)
Columbia/HCA Healthcare Corp.                      100          4,913
Invacare Corp.                                   1,400         35,000
Lincare Holdings, Inc.+                          1,200         30,075
Mine Safety Appliances Co.                         500         25,375
Moore Corp. Ltd.                                   900         17,213
Nellcor, Inc.+                                     600         34,650
Quorum Health Group, Inc.+                         500         10,781
Universal Health Services, Inc.+                 1,100         41,250
                                                           ------------
                                                              199,257
                                                           ------------
Home Furnishings (0.2%)
Electrolux AB                                      300         12,824
Leggett & Platt, Inc.                            1,200         28,800
                                                           ------------
                                                               41,624
                                                           ------------
Hotels & Restaurants (0.3%)
Compass Group Plc                                2,900         19,676
Hotel Properties Ltd.                            7,000         10,590
Marriott International Inc.                        300         11,063
Prime Hospitality Corp.+                         1,200         11,850
                                                           ------------
                                                               53,179
                                                           ------------

See Notes to Portfolio of Investments

22 Aetna Generation Funds Annual Report

Household Products (0.2%)
National Presto Industries, Inc.                    300      $ 12,150
Oneida Ltd.                                         300         4,950
Premark International, Inc.                         300        13,875
                                                           ------------
                                                               30,975
                                                           ------------
Insurance (3.5%)
Aegon N.V.                                          576        21,836
AFLAC, Inc.                                       1,200        48,900
Alleghany Corp.                                     300        53,850
Allstate Corp.                                      400        14,700
American Bankers Insurance Group                  1,600        57,200
Baloise Holding Ltd.                                  5        10,251
Capital American Financial Corp.                    100         1,963
Chubb Corp.                                         100         8,988
CMAC Investment Corp.                               400        19,000
Commerce Group, Inc.                                300         6,094
EA-Generali AG                                       50        13,673
Fremont General Corp.                               600        17,400
Fund American Enterprises, Inc.+                    390        26,910
General Re Corp.                                    100        14,488
Guardian Royal Exchange Plc                       5,200        18,790
Home Beneficial Corp. Class B                       400         9,850
Kansas City Life Insurance Co.                      500        26,000
Loews Corp.                                         300        43,988
Maxicare Health Plans, Inc.+                      3,300        57,750
Orion Capital Corp.                                 400        16,400
Reinsurance Group of America                      1,600      $ 55,000
Royal Insurance Holdings Plc                      1,600         9,871
State Auto Financial Corp.                          900        20,081
Transatlantic Holdings, Inc.                        800        53,900
Transnational Re Corp. Class A+                     800        17,950
Transport Holdings, Inc.+                             2            80
UNI Storebrand AS+                               10,100        50,913
Winterthur Schweizerische
  Versicherungs-Gesellschaft                         10         6,696
Zurich Versicherungs-Gesellschaft                    50        14,298
                                                           ------------
                                                              716,820
                                                           ------------
Machinery & Equipment (1.6%)
Acme-Cleveland Corp.                              1,600        35,000
Barnes Group, Inc.                                  800        30,000
Blount, Inc. Class A                                900        39,038
Central Sprinkler Corp.+                          1,700        54,825
Christiana Co.+                                     700        18,463
Entergy Corp.                                       900        25,650
Fluor Corp.                                         100         5,650
FSI International, Inc.+                            800        19,100
Jenbacher Werke AG                                   50         8,072
Koyo Seiko Co. Ltd.                               2,000        15,942
L.S. Starrett Co. Class A                           700        16,013
Landis & Gyr                                         10         6,027
Regal Beloit                                        700        12,600
Tsubakimoto Chain                                 4,000        18,778
Tsukishima Kikai                                  1,200        23,473
                                                           ------------
                                                              328,631
                                                           ------------
Media & Entertainment (1.0%)
Belo Corp. Class A                                  900        31,163
Callaway Golf Co.                                 2,200        36,025


                                         Aetna Generation Funds Annual Report 23

Genting Bhd                                      3,000       $ 25,836
Granada Group Plc                                  800          8,533
GTECH Holdings Corp.+                            1,000         24,500
King World Productions, Inc.+                      600         20,925
Media General, Inc.                              1,100         30,525
Mirage Resorts, Inc.+                              900         29,475
                                                           ------------
                                                              206,982
                                                           ------------
Medical Supplies (0.5%)
Baxter International, Inc.                         400         15,450
CONMED Corp.+                                    1,400         49,350
GC Companies, Inc.+                                800         25,800
North American Biologicals, Inc.+                  900          7,256
                                                           ------------
                                                               97,856
                                                           ------------
Metals & Mining (2.0%)
AK Steel Holding Corp.                             400         12,400
Alcan Aluminum Ltd.                              1,200         37,990
Allegheny Ludlum Corp.                             700         11,813
Aluminum Co. of America                            200         10,200
Carpenter Technology Corp.                         600         22,725
Cleveland-Cliffs, Inc.                             700         26,163
Cyprus Amax Minerals Co.                           400         10,450
Dofasco, Inc.                                      500          6,320
Georg Fischer AG                                     5          6,907
J & L Specialty Steel, Inc.                      1,900         31,113
Kennametal, Inc.                                 1,100         34,238
Lukens, Inc.                                       300          9,225
Magma Copper Co.                                   500          8,375
Mueller Industries, Inc.+                          600         14,100
Phelps Dodge Corp.                                 700         44,363
Rautaruukki Oy                                   4,800         26,333
Reliance Steel & Aluminum Co.                    2,200       $ 36,575
Santa Fe Pacific Gold Corp.                        300          2,963
Schnitzer Steel Industries, Inc.                 1,600         43,000
Shiloh Industries, Inc.+                           300          3,319
Svenskt Stal AB                                  1,400         14,013
                                                           ------------
                                                              412,585
                                                           ------------
Oil & Gas (2.2%)
Alberta Energy Co Ltd.+                            700         10,929
Atlantic Richfield Co.                             100         10,675
Burmah Castrol Plc                               1,600         24,868
Camco International, Inc.                          200          4,575
Chesapeake Energy Corp.+                           300          8,775
Diamond Shamrock, Inc.                             500         12,875
Edisto Resources Corp.+                            900          5,625
Exxon Corp.                                        700         53,463
Fina, Inc. Class A                                 600         26,775
Halliburton Co.                                    500         20,750
Imperial Oil Ltd.                                    3             94
Leviathan Gas Pipeline Partners L.P.             1,500         37,313
Lufkin Industries, Inc.                            600         11,250
Mobil Corp.                                        400         40,300
Occidental Petroleum Corp.                         400          8,600
Oneok, Inc.                                        800         19,500
Panhandle Eastern Corp.                            200          5,050
Petro-Canada                                     1,400         15,093
Petrofina SA                                       150         46,487
Royal Dutch Petroleum Co.                          400         49,150
RPC, Inc.+                                         800          6,200
Smith International, Inc.+                       1,200         19,200
Sun Company, Inc.                                  100          2,863
Texaco                                             200         13,625
                                                           ------------
                                                              454,035
                                                           ------------

See Notes to Portfolio of Investments

24 Aetna Generation Funds Annual Report

Paper & Containers (2.1%)
Abitibi Price, Inc.                                 500      $  8,736
Asia Pulp & Paper Co. Ltd.+                       3,000        30,750
Bobst SA                                              5         7,567
Champion International Corp.                        200        10,700
Chesapeake Corp.                                  2,400        73,500
Consolidated Papers, Inc.                         1,000        57,250
Georgia-Pacific Corp.                               100         8,250
Greif Brothers Corp. Class A                        200         5,025
Leykam-Muerztaler Papier+                           500        19,727
MacMillan Bloedel Ltd.                              800        10,558
Mayr-Melnhof Karton AG                              200        11,665
Mead Corp.                                          300        17,288
Rayoner, Inc.                                     1,100        41,250
Repola Oy                                         1,300        25,161
Stone-Consolidated Corp.+                           600         8,309
Stora Kopparbergs                                 1,000        12,117
Temple-Inland, Inc.                                 400        18,200
Willamette Industries, Inc.                       1,000        58,250
                                                           ------------
                                                              424,303
                                                           ------------
Pharmaceuticals (1.2%)
Becton, Dickinson & Co.                             300        19,500
Bio-Rad Labs, Inc. Class A+                         500        19,000
Bristol-Myers Squibb Co.                            300        22,875
Cor Therapeutics+                                   600         6,150
Immulogic Pharmaceutical Corp.+                     100         1,163
Immunex Corp.+                                      100         1,263
Johnson & Johnson                                   200        16,300
Merck & Co., Inc.                                   300        17,250
Pfizer, Inc.                                        600        34,425
Rhone-Poulenc Rorer, Inc.                           900      $ 42,413
Schering Plough                                     500        26,813
Watson Pharmaceuticals, Inc.+                       300        13,500
Yamanouchi Pharmaceuticals                        1,000        22,299
                                                           ------------
                                                              242,951
                                                           ------------
Printing & Publishing (0.8%)
Banta Corp.                                         900        39,150
Central Newspapers, Inc. Class A                  1,000        29,500
Gannett Co., Inc.                                   200        10,875
Plenum Publishing Corp.                             300        10,725
Pulitzer Publishing Co.                           1,150        52,038
Tribune Co.                                         200        12,625
Wiley (John) & Sons, Inc. Class A                   200         5,950
                                                           ------------
                                                              160,863
                                                           ------------
Real Estate Investment Trusts (20.2%)
Associated Estates Realty Corp.                  13,200       270,600
Beacon Properties Corp.                          10,100       219,675
BRE Properties, Inc. Class A                      1,500        48,000
Cali Realty Corp.                                 2,700        52,650
CBL & Associates Properties, Inc.                 9,400       199,750
Chelsea GCA Realty, Inc.                          7,800       216,450
Colonial Properties Trust                         9,400       235,000
Cousins Properties, Inc.                          6,000       104,250
Crescent Real Estate Equities, Inc.               6,600       211,200
Developers Diversified Realty Corp.               2,800        79,800
Duke Realty Investments, Inc.                     7,800       238,875


                                        Aetna Generation Funds Annual Report 25

Equity Inns, Inc.                                 5,800     $   67,425
Equity Residential Properties Trust               3,000         84,000
Essex Property Trust, Inc.                       11,400        208,050
Evans Withycombe Residential, Inc.                9,500        179,313
Excel Realty Trust, Inc.                         10,900        205,738
HGI Realty, Inc.                                    800         17,700
Highwood Properties, Inc.                         8,700        231,638
JDN Realty Corp.                                  2,100         42,788
Kimco Realty Corp.                                3,400        125,375
Kranzco Realty Trust                              1,200         18,300
Prime Residential, Inc.                           2,000         35,375
Oasis Residential, Inc.                           9,500        206,625
Regency Realty Corp.                              2,100         35,700
Sekisui House                                     2,000         23,082
Smith (Charles E.) Residential Realty Co.         1,700         39,525
South West Property Trust                         2,250         27,281
Spieker Properties, Inc.                          9,700        235,225
Storage Equities, Inc.                           12,900        237,038
Walden Residential Properties, Inc.              11,700        214,941
                                                           ------------
                                                             4,111,369
                                                           ------------
Retail (1.8%)
Argyll Group Plc                                  2,100         10,670
Blair Corp.                                         100          2,950
Burton Group Plc                                 19,400         30,917
Circuit City Stores, Inc.                           100          3,338
Claire's Stores, Inc.                             1,600         31,400
Fastenal Co.                                        600         20,888
General Host Corp.+                               5,200         25,350
Hannaford Brothers Co.                            1,600         41,800
Hudson's Bay Co.                                    500          9,340
JUSCO Co.                                         2,000     $   46,946
Koninklijke Ahold N.V.                              622         23,540
Longs Drug Stores, Inc.                             200          8,000
Merkur Holding AG                                    30          6,678
Neiman Marcus Group, Inc.                         1,800         30,825
Robinson & Co. Ltd.                               3,000         12,724
Sears Roebuck & Co.                                 300         10,200
Tesco Plc                                           198            937
Waban, Inc.+                                      1,800         28,125
Zale Corp.+                                       1,700         25,181
                                                           ------------
                                                               369,809
                                                           ------------
Telecommunications (0.7%)
Ameritech Corp.                                     800         43,200
Case Corp.                                          800         30,500
Computer Associates International, Inc.             250         13,750
GN Store Nord AS                                    200         14,818
Holophane Corp.+                                    400         10,825
Lincoln Telecommunications Co.                    1,800         31,275
Mobile Telecommunications Technologies Corp.+       100          2,850
                                                           ------------
                                                               147,218
                                                           ------------
Transportation (1.3%)
Alaska Air Group, Inc.+                             100          1,488
American President Co. Ltd.                       1,400         33,950
AMR Corp.+                                          100          6,600
Bergesen d.y. AS Class B                          1,300         26,714
British Airways Plc                                 400          2,872
Det Norske Luftfartselskap AS                       400         18,494
East Japan Railway Co.                                7         33,068

See Notes to Portfolio of Investments

26 Aetna Generation Funds Annual Report

Expeditors International of Washington, Inc.       400       $ 10,650
Florida East Coast Industries, Inc.                400         26,750
Flughafen Wien AG                                  300         19,253
Guidant Corp.                                      500         16,000
Hornbeck Offshore Services, Inc.+                  200          2,900
Kobenhavns Lufthavne AS                            200         15,000
Peninsular & Orient Steam Navigation Co.         2,800         21,295
PHH Corp.                                          300         13,125
Singapore Airlines Ltd.                          2,000         18,521
                                                           ------------
                                                              266,680
                                                           ------------
Utilities - Electric (3.9%)
Boston Edison Co.                                1,000         27,375
California Energy Company, Inc.+                 1,400         25,375
Consolidated Edison Co. of New York, Inc.          600         18,225
DQE, Inc.                                          650         17,875
Elektrowatt AG                                      30          9,054
General Public Utilities Corp.                     900         28,125
Hawaiian Electric Industries, Inc.               1,000         39,000
Hokkaido Electric Power Co.                      1,000         23,180
Illinova Corp.                                   1,100         31,213
Interstate Power Co. (Del.)                      1,600         46,400
Korea Electric Power ADR+                        1,000         24,750
LG&E Corp.                                         900         37,350
National Power Plc ADR                             900         11,250
New England Electric System                        600         23,400
New York State Electric & Gas Corp.              1,200       $ 30,300
Nipsco Industries, Inc.                            900         32,850
Northeast Utilities                                700         17,325
Oklahoma Gas & Electric                            800         32,000
Orange & Rockland Utilities, Inc.                1,200         42,150
Pacific Gas & Electric Co.                         700         20,563
Peco Energy Co.                                    400         11,700
Pinnacle West Capital Corp.                      2,300         63,250
Portland General Corp.                             800         21,700
Powergen Plc ADR                                   900         14,963
Reunies Electrobel & Tractebel                      50         18,291
San Diego Gas & Electric Co.                       500         11,625
SCEcorp                                          1,300         22,100
Sierra Pacific Resources                         2,300         53,763
Transalta Corp.                                    800          8,625
Unicom Corp.                                       700         22,925
United Illuminating Co.                            200          7,600
Western Resources, Inc.                            400         13,450
                                                           ------------
                                                              807,752
                                                           ------------
Utilities - Oil & Gas (1.6%)
Atlanta Gas Light Co.                            1,000         38,625
Brooklyn Union Gas Co. (The)                       500         12,563
Connecticut Energy Corp.                           500          9,688
Energen Corp.                                    2,300         52,038
Getty Petroleum Corp.                              300          3,975
Indiana Energy, Inc.                             1,100         23,238
Mitchell Energy & Development Corp.              3,100         50,375
New Jersey Resources Corp.                       1,000         25,000


                                        Aetna Generation Funds Annual Report 27

OEMV AG                                             250    $    21,569
Petronas Gas Bhd+                                 3,000         10,146
Union Texas Petroleum Holdings, Inc.              1,200         21,600
Valero Energy Corp.                               1,500         35,438
Washington Gas Light Co.                            100          1,913
Wicor, Inc.                                         800         23,700
Williams Co., Inc.                                  200          7,725
                                                           ------------
                                                               337,593
                                                           ------------
Utilities - Telephone (1.3%)
AT&T Corp.                                          400         25,600
Bell Atlantic Corp.                                 200         12,725
BellSouth Corp.                                     400         30,600
Cable & Wireless Plc                              4,100         26,783
Citizens Utilities Co.+                           1,249         13,739
DDI Corp.                                             3         24,324
Nippon Telephone & Telegraph Corp.                    3         24,617
SBC Communications, Inc.                            600         33,525
Southern New England Telecommunications Corp.     1,000         36,125
Sprint Corp.                                        700         26,950
                                                           ------------
                                                               254,988
                                                           ------------
Utilities - Water (0.1%)
SJW Corp.                                           400         14,050
Welsh Water Plc                                   1,333         15,842
                                                           ------------
                                                                29,892
                                                           ------------
Total Common Stocks
  (cost $14,233,299)                                       $15,523,196
                                                           ------------
Preferred Stocks (0.0%)
Utilities - Water (0.0%)
Welsh Water Plc                                   1,440    $     2,363
                                                           ------------
Total Preferred Stocks
  (cost $2,344)                                            $     2,363
                                                           ------------
Warrants (0.1%)
Morgan Stanley American Express Hong Kong
  Warrants+                                       6,000         27,000
                                                           ------------
Total Warrants
  (cost $29,543)                                           $    27,000
                                                           ------------
                                               Principal         Market
                                                  Amount          Value
                                                --------   ------------
Long Term Bonds & Notes (8.3%)
U.S. Treasury Securities (8.1%)
U.S. Treasury Note, 5.125%, 03/31/96+++         100,000    $    99,875
U.S. Treasury Note, 9.25%, 11/15/96             675,000        679,928
U.S. Treasury Note, 7.25%, 05/15/04             800,000        865,750
                                                           ------------
                                                             1,645,553
                                                           ------------
Corporate Obligations (0.2%)
Mitsubishi Bank, Corp. Note, 3.00%, 11/30/02     30,000         31,220
                                                           ------------
Total Long Term Bonds & Notes
  (cost $1,646,378)                                        $ 1,676,773
                                                           ------------
Short Term Investments (15.1%)
Banc One Corp., Comm. Paper, 5.85%, 11/01/95    211,000    $   211,000
Dover Corp., Comm. Paper, 5.75%,
  11/01/95++                                    750,000        750,000
Fleetwood Credit Corp., Comm. Paper, 5.80%,
  11/03/95++                                    750,000        749,758

See Notes to Portfolio of Investments

28 Aetna Generation Funds Annual Report

                        Principal      Market
                          Amount       Value
                         --------   ------------
Public Service Co. of
  Colorado, Comm.
  Paper, 5.85%,
  11/06/95               750,000    $   749,391
Quaker Oats Co.,
  Comm. Paper, 5.80%,
  11/09/95               625,000        624,194
                                    ------------
Total Short Term Investments
  (cost $3,084,343)                 $ 3,084,343
                                    ------------
Total Investments
   (cost $18,995,907)(a)            $20,313,675
Other assets less liabilities            56,253
                                    ------------
Total Net Assets                    $20,369,928
                                    ------------

See Notes to Financial Statements

Notes to Portfolio of Investments

   + Non-income producing security.

  ++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

 +++ Security pledged to cover initial margin deposits on open futures contracts at October 31, 1995.

 (a) The cost of investments for federal income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at October 31, 1995 are as follows:

     Unrealized gains          $1,656,706
     Unrealized losses           (338,938)
                               -----------
     Net unrealized gain       $1,317,768
                               ===========

Category percentages are based on net assets.

Information concerning open futures contracts is shown below:
                             No. of    Initial  Expiration     Unrealized
                          Contracts      Value        Date    Gain/(Loss)
                          ---------   --------   ---------   ------------
All Ordinaries Share
  Price Index                 4       $162,208   12/29/95      $ (6,998)
Canada Government
  Bonds Future                3        232,575   12/19/95         6,848
TSE 35 Index Future           1         90,848   12/14/95        (2,937)
German DAX Index
  Future                      2        310,644   12/14/95       (16,261)
Long-Term German Bonds
  Future                      2        323,208   12/06/95         7,243
CAC 40 Stock Index
  Future                      2        150,565   12/29/95        (7,807)
French Noton                  1        114,414   12/18/95           347
Long Gilt Bonds Future        1         82,088   12/27/95           839
FTSE 100 Index Future         1        139,161   12/15/95        (1,854)
Italian Government
  Bonds Future                2        250,969   12/04/95           351
10 Year Swiss Bonds
  Future                      2        180,922   12/18/95         5,403
Hang Seng Index Future        2        126,681   11/29/95            65
                                                             ------------
                                                               $(14,761)
                                                             ============


                                        Aetna Generation Funds Annual Report 29

Portfolio of Investments
October 31, 1995

 -----------------------------------------------------------------------------
Legacy Fund
 -----------------------------------------------------------------------------
                                  Number
                                    of         Market
                                  Shares       Value
                                 --------   ------------
Common Stocks (61.3%)
Aerospace & Defense (0.1%)
McDonnell Douglas Corp.             300       $24,525
                                            ------------
Apparel (0.2%)
Chic By H I S, Inc.+              2,300        12,650
Coats Viyella Plc                 5,400        15,934
Nike, Inc.                          200        11,350
Oshkosh B'Gosh, Inc.                200         2,675
Phillips-Van Heusen                 400         4,050
VF Corp.                            100         4,788
                                            ------------
                                               51,447
                                            ------------
Autos & Auto Equipment (0.4%)
Borg Warner Automotive, Inc.        700        20,650
Kaydon Corp.                        500        14,438
Mitsubishi Motors Corp.           2,000        16,666
Smith (A.O.) Corp.                  800        16,600
Varity Corp.+                       100         3,625
Volvo AB Class B                    500        11,251
                                            ------------
                                               83,230
                                            ------------
Banks (4.2%)
AMMB Holdings Bhd                 1,000        12,387
Bank of Montreal                    800        17,695
Bank of New York Co., Inc.          500        21,000
BankAmerica Corp.                   400        23,000
Banque Bruxelles Lambert SA         300        49,852
Canadian Imperial Bank of
  Commerce                            1            25
Chemical Banking Corp.              300        17,063
CITICORP                            300        19,463
City National Corp.               3,100        41,075
Coast Savings Financial,
  Inc.+                             500        13,188
Commerce Asset Holding Bhd        3,000       $14,864
Cullen/Frost Bankers, Inc.          800        40,500
Development Bank of Singapore
  Ltd.                            2,000        22,904
F & M Bancorp                       105         2,743
First American Corp. (Tenn.)        500        21,906
First Chicago Corp.                 400        27,150
First Citizens Bancshares
  Class A                           100         5,300
First Interstate Bancorp            200        25,800
First Tennessee National
  Corp.                             600        32,250
Firstbank of Illinois Co.           400        11,950
HSBC Holdings Plc                 1,364        19,973
JSB Financial, Inc.                 800        24,650
Keycorp                             500        16,875
Mellon Bank Corp.                   100         5,013
Michigan National Corp.             100        10,988
National City Bancshares,
  Inc.                              200         9,138
NationsBank, Inc.                 1,000        65,750
Northern Trust Corp.                300        14,250
Provident Bancorp                   700        29,400
Queens County Bancorp, Inc.         300        12,075
River Forest Bancorp, Inc.          800        18,700
Royal Bank of Canada                500        11,199
Silicon Valley Bancshares+          900        17,663
Star Banc Corp.                     400        22,150
Suffolk Bancorp                     300        10,650
Sumimoto Bank of California         100         2,350
UAL Corp.+                          150        26,381
Union Bank                          800        40,200

See Notes to Portfolio of Investments

30 Aetna Generation Funds Annual Report

Union Planters Corp.              1,300       $ 39,813
White River Corp.+                  300         10,688
                                            ------------
                                               828,021
                                            ------------
Building Materials & Construction (1.9%)
American Buildings Co.+             800         20,100
Champion Enterprises, Inc.+       2,000         51,750
Continental Homes Holding
  Corp.                             200          4,100
Elcor Corp.                         200          4,200
Fujita Corp.                      4,000         18,192
Granite Construction, Inc.        1,500         42,750
International Aluminum Corp.        200          6,075
Kon. Volker Stevin N.V.             150          9,635
Lindab AB Class B+                  500         10,884
Metra Oy Class B                    400         17,329
Nippon Densetsu Kogyo             2,000         19,072
Puerto Rican Cement Co., Inc.       600         19,725
Pulte Corp.                         400         12,650
Redman Industries, Inc.+          1,000         26,250
Sanki Engineering                 2,000         19,365
Security Capital Industrial
  Trust                           1,000         16,375
Texas Industries, Inc.              400         21,050
Toll Brothers, Inc.+                300          5,363
Tredegar Industries, Inc.           800         23,300
Webb (Del E.) Corp.                 300          6,225
WHX Corp.+                          800          8,300
Wing Tai Holdings                 8,000         13,856
                                            ------------
                                               376,546
                                            ------------
Chemicals (1.5%)
ARCO Chemical Co.                   600         29,400
Dow Chemical Co.                    200         13,725
du Pont (E.I.) de Nemours           200       $ 12,475
Eastman Chemical Co.                100          5,950
Geon Company (The)                1,400         34,825
Great Lakes Chemical Corp.          200         13,425
Lyondell Petrochemical Co.        1,400         29,925
Norsk Hydro AS                      700         27,870
Novellus Systems, Inc.+             300         20,625
PPG Industries, Inc.                200          8,500
Sekisui Chemical Co.              2,000         26,016
Sigma-Aldrich Corp.                 100          4,775
Union Carbide Corp.                 600         22,725
Vigoro Corp.                        700         30,363
Wellman, Inc.                       900         21,150
                                            ------------
                                               301,749
                                            ------------
Commercial Services (0.5%)
CPI Corp.                         1,200         21,900
GATX Corp.                          700         33,250
Inchcape Plc                      1,444          7,132
Manpower, Inc.                      800         21,700
Robert Half International,
  Inc.+                             200          7,300
WMX Technologies, Inc.              300          8,438
                                            ------------
                                                99,720
                                            ------------
Computer Software (1.2%)
Acxiom Corp.+                       300          8,925
Borland International, Inc.+        600          8,138
Cadence Design Systems, Inc.+     2,100         67,725
Cirrus Logic, Inc.+                 800         33,650
Electronic Arts, Inc.+              500         18,344
Hogan Systems, Inc.+              3,800         33,963


                                        Aetna Generation Funds Annual Report 31

Hyperion Software+                  100       $  4,888
Kronos, Inc.+                       100          4,688
Micro Warehouse, Inc.+              300         13,425
Reynolds & Reynolds Co. Class
  A                                 700         24,938
Softdesk, Inc.+                     100          2,288
                                            ------------
                                               220,972
                                            ------------
Computers & Office Equipment (1.7%)
Acma Ltd.                         3,000          9,755
CANON, Inc.                       1,000         17,116
Ceridian Corp.+                     900         39,150
Comdisco, Inc.                    1,000         30,500
Compaq Computer Corp.+              300         16,725
Dell Computer Corp.+                800         37,250
Fujitsu Ltd.                      2,000         23,864
In Focus Systems, Inc.+           1,400         46,025
International Business
  Machines Corp.                    200         19,450
Komag, Inc.+                        200         11,413
Microsoft Corp.+                    100         10,006
Read-Rite Corp.+                  1,700         59,394
Sun Microsystems, Inc.+             100          7,813
                                            ------------
                                               328,461
                                            ------------
Consumer Products (0.1%)
Alberto-Culver Co. Class B          200          6,275
Liz Claiborne, Inc.                 300          8,513
Reckitt & Coleman Plc               644          6,839
                                            ------------
                                                21,627
                                            ------------
Diversified (1.6%)
Alusuisse-Lonza Holding AG           10          7,637
Brady (WH) Co.                      300         21,900
Dover Corp.                         500       $ 19,750
Harrisons & Crosfield Plc         7,493         17,144
Harsco Corp.                        600         31,650
Illinois Tool Works, Inc.           100          5,813
Johnson Controls, Inc.              200         11,650
Katy Industries                   4,400         45,100
Lonrho Plc                        2,600          6,420
Opal, Inc.+                         100          1,513
Oriental Holdings Bhd             2,000          9,202
Polaris Industries, Inc.          1,650         46,200
SPS Technologies, Inc.+             800         31,200
Textron, Inc.                       300         20,625
Varlen Corp.                      1,320         35,640
                                            ------------
                                               311,444
                                            ------------
Electrical & Electronics (2.7%)
Applied Materials, Inc.+            200         10,038
Austria Mikro Systeme
  International                      50          9,258
Cypress Semiconductor Corp.+      1,000         35,250
Dallas Semiconductor Corp.          500         10,625
Hewlett Packard Co.                 300         27,788
Hitachi Koki                      3,000         26,759
Intel Corp.                         100          6,994
Lam Research Corp.+                 400         24,350
Logicon, Inc.                     1,400         32,025
Matsushita Electric
  Industrial Co. Ltd.             1,000         14,182
Micron Technology, Inc.             100          7,063
Nintendo Co. Ltd.                 1,000         73,549
Nokia AB Class A                    800         46,714
Novo-Nordisk AS                     100         12,714
Phillips Electronics N.V.           500         19,303
Quickturn Design System,
  Inc.+                             700          7,175

See Notes to Portfolio of Investments

32 Aetna Generation Funds Annual Report

Rohm Co.                           1,000      $ 60,736
Seagate Technology, Inc.+          1,000        44,750
Siliconix, Inc.+                     300         8,700
Telefonaktiebolaget                  550        11,673
Tencor Instruments+                  200         8,550
Unitrode Corp.+                      500        13,438
Varian Associates, Inc.              200        10,275
                                            ------------
                                               521,909
                                            ------------
Electrical Equipment (2.1%)
Adflex Solutions, Inc.+            1,200        31,350
Arrow Electronics, Inc.+             700        35,525
Avnet, Inc.                          600        30,225
FPL Group, Inc.                      300        12,563
General Electric Co.                 500        31,625
Hitachi Ltd. (Hit.
  Seisakusho)                      3,000        30,808
International Rectifier
  Corp.+                             700        31,588
Kemet Corp.+                         400        13,700
Kent Electronics Corp.+              800        39,000
Marshall Industries+               1,000        35,250
Park Electrochemical Corp.         1,000        31,250
Sundstrand Corp.                   1,000        61,250
Tektronix, Inc.                      100         5,925
Texas Instruments, Inc.              400        27,300
                                            ------------
                                               417,359
                                            ------------
Financial Services (2.8%)
Abbey National Plc                   900         7,605
ABN Amro Holding N.V.                300        12,588
Alex Brown & Sons, Inc.              900        43,988
Algem Maatsch Voor Nijverhei         150        40,948
Banponce Corp.                       100         3,863
Barclays Plc                         700         8,207
BayBanks, Inc.                       400      $ 32,350
Bear Stearns Co., Inc.             1,600        31,800
BHC Financial, Inc.                2,400        44,100
Citizens Bancorp                   1,200        39,450
CNA Financial Corp.+                 100        11,400
Creditanstalt-Bankverein             300        14,954
Crestar Financial Corp.              200        11,400
Dean Witter Discover and Co.         100         4,975
Den Danske Bank                      300        19,866
Greenpoint Financial Corp.           200         5,425
Household International, Inc.        100         5,625
Internationale Nederland             200        11,911
Leader Financial Corp.               600        21,450
Lion Land Bhd                     14,000        15,140
Merrill Lynch & Co., Inc.            500        27,750
Park National Corp.                  100         4,525
Promise Co. Ltd.                     200         7,883
RCSB Financial, Inc.                 200         4,463
Schweizerische Bankverein             25        10,251
Svenska Handelsbanke                 600        10,521
TR Financial Corp.                   400         9,950
Travelers, Inc.                      500        25,250
Unitas Bank Ltd. Class A+          5,600        13,581
United Carolina Bancshares,
  Inc.                               800        28,600
Yasuda Trust & Banking             3,000        13,409
                                            ------------
                                               543,228
                                            ------------
Food & Beverages (2.3%)
Cadbury Schweppes Plc              2,300        18,981
Cerebos Pacific Ltd.               2,000        12,442
Coca-Cola Co.                        200        14,375
ConAgra, Inc.                        500        19,313
CPC International, Inc.              800        53,100
Danisco AS                           300        13,665


                                        Aetna Generation Funds Annual Report 33

Hillsdown Holdings Plc            5,076       $ 13,456
Hometown Buffet, Inc.+              100          1,294
Hormel Foods Corp.                  700         16,100
IBP, Inc.                           800         47,900
International Multifoods
  Corp.                           1,100         22,550
Katokichi                         1,000         18,289
Kikkoman                          4,000         28,559
Kroger Co. (The)+                   100          3,338
McDonald's Corp.                  1,400         57,400
Mondavi (Robert) Corp.+             500         14,188
Nestle SA Registered                 10         10,471
PepsiCo, Inc.                       700         36,925
Safeway, Inc.+                      600         28,350
Sara Lee Corp.                      200          5,875
Supervalu, Inc.                     700         21,525
                                            ------------
                                               458,096
                                            ------------
Health Services (0.9%)
Columbia/HCA Healthcare Corp.       100          4,913
Invacare Corp.                    1,000         25,000
Lincare Holdings, Inc.+             800         20,050
Mine Safety Appliances Co.          400         20,300
Moore Corp. Ltd.                  1,700         32,513
Nellcor, Inc.+                      500         28,875
Quorum Health Group, Inc.+          400          8,625
Universal Health Services,
  Inc.+                             800         30,000
                                            ------------
                                               170,276
                                            ------------
Home Furnishings & Appliances (0.2%)
Electrolux AB                       300         12,824
Leggett & Platt, Inc.             1,000         24,000
                                            ------------
                                                36,824
                                            ------------
Hotels & Restaurants (0.2%)
Compass Group Plc                 1,800       $ 12,213
Hotel Properties Ltd.             5,000          7,564
Marriott International Inc.         300         11,063
Prime Hospitality Corp.+            900          8,888
                                            ------------
                                                39,728
                                            ------------
Household Products (0.2%)
National Presto Industries,
  Inc.                              200          8,100
Oneida Ltd.                         200          3,300
Premark International, Inc.         300         13,875
Springs Industries, Inc.
  Class A                           100          4,288
                                            ------------
                                                29,563
                                            ------------
Insurance (2.9%)
Aegon N.V.                          576         21,836
AFLAC, Inc.                       1,000         40,750
Alleghany Corp.                     300         53,850
Allstate Corp.                      278         10,217
American Bankers Insurance
  Group                           1,300         46,475
Baloise Holding Ltd.                  5         10,251
Capital American Financial
  Corp.                             100          1,963
Chubb Corp.                         100          8,988
CMAC Investment Corp.               300         14,250
Commerce Group, Inc.                300          6,094
EA-Generali AG                       50         13,673
Fremont General Corp.               400         11,600
Fund American Enterprises,
  Inc.+                             320         22,080
Guardian Royal Exchange Plc       3,800         13,731
Home Beneficial Corp. Class B       300          7,388

See Notes to Portfolio of Investments

34 Aetna Generation Funds Annual Report

Kansas City Life Insurance
  Co.                               300       $ 15,600
Loews Corp.                         200         29,325
Maxicare Health Plans, Inc.+      2,400         42,000
Orion Capital Corp.                 300         12,300
Reinsurance Group of America      1,300         44,688
Royal Insurance Holdings Plc        900          5,553
State Auto Financial Corp.          800         17,850
Transatlantic Holdings, Inc.        600         40,425
Transnational Re Corp. Class
  A+                              1,200         26,925
Transport Holdings, Inc.+             2             80
UNI Storebrand AS+                6,700         33,774
Winterthur Schweizerische
  Versicherungs-Gesellschaft         10          6,696
Zurich Versicherungs-
  Gesellschaft                       40         11,439
                                            ------------
                                               569,801
                                            ------------
Machinery & Equipment (1.4%)
Acme-Cleveland Corp.              1,300         28,438
Barnes Group, Inc.                  700         26,250
Blount, Inc. Class A                800         34,700
Central Sprinkler Corp.+          1,300         41,925
Christiana Co.+                     200          5,275
Entergy Corp.                       900         25,650
Fluor Corp.                         100          5,650
FSI International, Inc.+            700         16,713
Koyo Seiko Co. Ltd.               2,000         15,942
L.S. Starrett Co. Class A           500         11,438
Regal Beloit                        600         10,800
Tsubakimoto Chain                 4,000         18,778
Tsukishima Kikai                  1,200       $ 23,473
                                            ------------
                                               265,032
                                            ------------
Media & Entertainment (0.7%)
Belo Corp. Class A                  800         27,700
Callaway Golf Co.                 1,600         26,200
Chris-Craft Industries, Inc.        100          3,988
Granada Group Plc                   600          6,400
GTECH Holdings Corp.+               800         19,600
King World Productions, Inc.+       700         24,413
Media General, Inc.                 600         16,650
Mirage Resorts, Inc.+               600         19,650
                                            ------------
                                               144,601
                                            ------------
Medical Supplies (0.4%)
Baxter International, Inc.          400         15,450
CONMED Corp.+                     1,100         38,775
GC Companies, Inc.+                 700         22,575
North American Biologicals,
  Inc.+                             900          7,256
                                            ------------
                                                84,056
                                            ------------
Metals & Mining (1.6%)
AK Steel Holding Corp.              300          9,300
Alcan Aluminum Ltd.                 900         28,490
Aluminum Co. of America             200         10,200
Carpenter Technology Corp.          400         15,150
Cleveland-Cliffs, Inc.              500         18,688
Cyprus Amax Minerals Co.            300          7,838
Dofasco, Inc.                       906         11,455
Georg Fischer AG                      5          6,907
J & L Specialty Steel, Inc.       1,500         24,563
Kennametal, Inc.                    900         28,013
Lukens, Inc.                        300          9,225
Magma Copper Co.                    500          8,375
Mueller Industries, Inc.+           400          9,400


                                        Aetna Generation Funds Annual Report 35

Phelps Dodge Corp.                  700       $ 44,363
Rautaruukki Oy                    2,000         10,972
Reliance Steel & Aluminum Co.     1,800         29,925
Schnitzer Steel Industries,
  Inc.                            1,200         32,250
Shiloh Industries, Inc.+            300          3,319
Svenskt Stal AB                   1,000         10,010
                                            ------------
                                               318,443
                                            ------------
Oil & Gas (1.8%)
Atlantic Richfield Co.              200         21,350
Burmah Castrol Plc                1,200         18,651
Camco International, Inc.           200          4,575
Chesapeake Energy Corp.+            200          5,850
Conwest Exploration Co. Ltd.        800         14,052
Diamond Shamrock, Inc.              400         10,300
Exxon Corp.                         800         61,100
Falconbridge Ltd.                   800         17,621
Fina, Inc. Class A                  200          8,925
Halliburton Co.                     300         12,450
Leviathan Gas Pipeline
  Partners L.P.                   1,200         29,850
Lufkin Industries, Inc.             400          7,500
Mobil Corp.                         300         30,225
Occidental Petroleum Corp.          200          4,300
Oneok, Inc.                         700         17,063
Petro-Canada                        800          8,625
Royal Dutch Petroleum Co.           300         36,863
RPC, Inc.+                          700          5,425
Smith International, Inc.+        1,000         16,000
Sun Company, Inc.                   100          2,863
Texaco                              200         13,625
                                            ------------
                                               347,213
                                            ------------
Paper & Containers (1.6%)
Abitibi Price, Inc.                 600       $ 10,483
Asia Pulp & Paper Co. Ltd.+       2,000         20,500
Bobst SA                              5          7,567
Champion International Corp.        200         10,700
Chesapeake Corp.                  2,000         61,250
Consolidated Papers, Inc.           600         34,350
Georgia-Pacific Corp.               100          8,250
Greif Brothers Corp. Class A        200          5,025
Leykam-Muerztaler Papier+           350         13,809
Mayr-Melnhof Karton AG              200         11,665
Mead Corp.                          300         17,288
Rayoner, Inc.                       900         33,750
Repola Oy                           800         15,484
Stora Kopparbergs                   800          9,694
Temple-Inland, Inc.                 200          9,100
Willamette Industries, Inc.         900         52,425
                                            ------------
                                               321,340
                                            ------------
Pharmaceuticals (1.1%)
Becton, Dickinson & Co.             300         19,500
Bio-Rad Labs, Inc. Class A+         400         15,200
Bristol-Myers Squibb Co.            300         22,875
Cardinal Health, Inc.               100          5,138
Cor Therapeutics+                   400          4,100
Immulogic Pharmaceutical
  Corp.+                            100          1,163
Immunex Corp.+                      100          1,263
Johnson & Johnson                   200         16,300
Merck & Co., Inc.                   300         17,250
Pfizer, Inc.                        400         22,950
Rhone-Poulenc Rorer, Inc.           700         32,988
Schering Plough                     400         21,450

See Notes to Portfolio of Investments

36 Aetna Generation Funds Annual Report

Watson Pharmaceuticals, Inc.+        300     $   13,500
Yamanouchi Pharmaceuticals         1,000         22,299
                                            ------------
                                                215,976
                                            ------------
Printing & Publishing (0.6%)
Central Newspapers, Inc.
  Class A                            800         23,600
Gannett Co., Inc.                    200         10,875
Plenum Publishing Corp.              200          7,150
Pulitzer Publishing Co.            1,000         45,250
Scholastic Corp.+                    100          6,188
Tribune Co.                          200         12,625
Wiley (John) & Sons, Inc.
  Class A                            200          5,950
                                            ------------
                                                111,638
                                            ------------
Real Estate Investment Trusts (15.5%)
Associated Estates Realty
  Corp.                           10,800        221,400
Beacon Properties Corp.            6,400        139,200
BRE Properties, Inc. Class A         800         25,600
Cali Realty Corp.                  2,200         42,900
CBL & Associates Properties,
  Inc.                             7,700        163,625
Chelsea GCA Realty, Inc.           5,900        163,725
Colonial Properties Trust          7,700        192,500
Cousins Properties, Inc.           4,900         85,138
Crescent Real Estate
  Equities, Inc.                   5,200        166,400
Developers Diversified Realty
  Corp.                            2,300         65,550
Duke Realty Investments, Inc.      6,300        192,938
Equity Inns, Inc.                  5,900         68,588
Equity Residential Properties
  Trust                            2,400     $   67,200
Essex Property Trust, Inc.         6,800        124,100
Evans Withycombe Residential,
  Inc.                             7,700        145,338
Excel Realty Trust, Inc.             500          9,438
HGI Realty, Inc.                     600         13,275
Highwood Properties, Inc.          7,100        189,038
JDN Realty Corp.                   2,800         57,050
Kimco Realty Corp.                 2,000         73,750
Kranzco Realty Trust                 900         13,725
Oasis Residential, Inc.            7,800        169,650
Prime Residential, Inc.            1,400         24,763
Regency Realty Corp.               1,400         23,800
Sekisui House                      2,000         23,082
Smith (Charles E.)
  Residential Realty Co.           1,200         27,900
South West Property Trust          1,125         13,641
Spieker Properties, Inc.           7,900        191,575
Storage Equities, Inc.             9,700        178,238
Walden Residential
  Properties, Inc.                 8,800        161,646
                                            ------------
                                              3,034,773
                                            ------------
Retail (1.3%)
Argyll Group Plc                   1,600          8,129
Blair Corp.                          100          2,950
Burton Group Plc                  14,100         22,471
Circuit City Stores, Inc.            100          3,338
Claire's Stores, Inc.                700         13,738
Fastenal Co.                         500         17,406
General Host Corp.+                4,200         20,475
Hannaford Brothers Co.             1,300         33,963
Hudson's Bay Co.                     400          7,472
JUSCO Co.                          1,000         23,473
Koninklijke Ahold N.V.               400         15,138


                                        Aetna Generation Funds Annual Report 37

Merkur Holding AG                    25       $  5,565
Neiman Marcus Group, Inc.         1,500         25,688
Robinson & Co. Ltd.               2,000          8,483
Sears Roebuck & Co.                 300         10,200
Tesco Plc                           146            691
Waban, Inc.+                      1,400         21,875
Zale Corp.+                       1,400         20,738
                                            ------------
                                               261,793
                                            ------------
Telecommunications (0.5%)
Ameritech Corp.                     600         32,400
Case Corp.                          700         26,688
Computer Associates
  International, Inc.               250         13,750
Holophane Corp.+                    200          5,413
Lincoln Telecommunications
  Co.                             1,400         24,325
Mobile Telecommunications
  Technologies Corp.+               100          2,850
                                            ------------
                                               105,426
                                            ------------
Transportation (1.3%)
Alaska Air Group, Inc.+             100          1,488
American President Co. Ltd.       1,200         29,100
AMR Corp.+                          100          6,600
Bergesen d.y. AS Class B          1,000         20,549
Det Norske Luftfartselskap AS       600         35,141
East Japan Railway Co.                6         28,344
Expeditors International of
  Washington, Inc.                  300          7,988
Florida East Coast
  Industries, Inc.                  300         20,063
Guidant Corp.                       400         12,800
Hornbeck Offshore Services,
  Inc.+                             200       $  2,900
Kobenhavns Lufthavne AS             200         15,000
Kvaerner AS                         400         16,825
Peninsular & Orient Steam
  Navigation Co.                  2,100         15,972
PHH Corp.                           200          8,750
Singapore Airlines Ltd.           2,000         18,521
                                            ------------
                                               240,041
                                            ------------
Utilities - Electric (3.1%)
Boston Edison Co.                   800         21,900
California Energy Company,
  Inc.+                           1,100         19,938
Consolidated Edison Co. of
  New York, Inc.                  1,100         33,413
DQE, Inc.                           500         13,750
General Public Utilities
  Corp.                             700         21,875
Hokkaido Electric Power Co.       1,000         23,180
Illinova Corp.                    1,000         28,375
Interstate Power Co. (Del.)       1,300         37,700
LG&E Corp.                          600         24,900
National Power Plc ADR            1,150         14,375
New England Electric System         500         19,500
New York State Electric & Gas
  Corp.                             400         10,100
Nipsco Industries, Inc.             700         25,550
Northeast Utilities                 500         12,375
Oklahoma Gas & Electric             700         28,000
Orange & Rockland Utilities,
  Inc.                            1,000         35,125
Pacific Gas & Electric Co.          400         11,750
Peco Energy Co.                     300          8,775

See Notes to Portfolio of Investments

38 Aetna Generation Funds Annual Report

Pinnacle West Capital Corp.         1,800   $    49,500
Portland General Corp.              1,200        32,550
Powergen Plc ADR                    1,150        19,119
Reunies Electrobel &
  Tractebel                            50        18,291
San Diego Gas & Electric Co.          400         9,300
SCEcorp                             1,000        17,000
Sierra Pacific Resources            1,900        44,413
Unicom Corp.                          800        26,200
Western Resources, Inc.               400        13,450
                                            ------------
                                                620,404
                                            ------------
Utilities - Oil & Gas (1.4%)
Atlanta Gas Light Co.                 800        30,900
Brooklyn Union Gas Co. (The)        1,200        30,150
Connecticut Energy Corp.              300         5,813
Energen Corp.                       1,800        40,725
Getty Petroleum Corp.                 200         2,650
Indiana Energy, Inc.                1,200        25,350
Mitchell Energy & Development
  Corp.                             3,300        53,625
New Jersey Resources Corp.            800        20,000
OEMV AG                               100         8,627
Petronas Gas Bhd+                   2,000         6,764
Union Texas Petroleum
  Holdings, Inc.                      900        16,200
Washington Gas Light Co.              100         1,913
Wicor, Inc.                           600        17,775
Williams Co. Inc.                     200         7,725
                                            ------------
                                                268,217
                                            ------------
Utilities - Telephone (1.2%)
AT&T Corp.                            200        12,800
Bell Atlantic Corp.                   200   $    12,725
BellSouth Corp.                       300        22,950
Cable & Wireless Plc                3,000        19,598
Citizens Utilities Co.+               832         9,152
DDI Corp.                               3        24,324
Nippon Telephone & Telegraph
  Corp.                                 5        41,029
SBC Communications, Inc.              900        50,288
Southern New England
  Telecommunications Corp.            800        28,900
Sprint Corp.                          600        23,100
                                            ------------
                                                244,866
                                            ------------
Utilities - Water (0.1%)
SJW Corp.                             300        10,538
Welsh Water Plc                     1,000        11,882
                                            ------------
                                                 22,420
                                            ------------
Total Common Stocks
  (cost $10,997,530)                        $12,040,765
                                            ------------
Preferred Stocks (0.0%)
Utilities - Water (0.0%)
Welsh Water Plc                     1,080   $     1,772
                                            ------------
Total Preferred Stocks
  (cost $1,758)                             $     1,772
                                            ------------
Warrants (0.1%)
Morgan Stanley American
  Express Hong Kong Warrants+       4,000   $    18,000
                                            ------------
Total Warrants
  (cost $19,695)                            $    18,000
                                            ------------
                                Principal      Market
                                  Amount       Value
                                 --------   ------------
Long Term Bonds and Notes (11.2%)
U.S. Government Obligations (11.1%)
U.S. Treasury Note, 9.25%,
  01/15/96                       $675,000   $   679,928


                                        Aetna Generation Funds Annual Report 39

U.S. Treasury Note, 5.125%,
  03/31/96+++                  $  100,000   $    99,875
U.S. Treasury Note, 7.25%,
  05/15/04                      1,300,000     1,406,843
                                            ------------
                                              2,186,646
                                            ------------
Corporate Obligations (0.1%)
Mitsubishi Bank, Corp. Note,
  3%, 11/30/02                     20,000        20,813
                                            ------------
Total Long Term Bonds and Notes
  (cost $2,159,638)                         $ 2,207,459
                                            ------------
Short Term Investments (27.2%)
Banc One Corp., Comm. Paper,
  5.85%, 11/1/95                  697,000       697,000
Bridgestone Firestone, Comm.
  Paper, 5.8%, 11/3/95++          750,000       750,000
Burlington Northern Rail
  Road, Comm. Paper, 5.85%,
  11/6/95                         500,000       499,594
See Notes to Financial Statements
Cargill Inc., Comm. Paper,
  5.75%, 11/9/95               $  750,000   $   749,042
Cooper Industries, Inc.,
  Comm. Paper, 5.77%, 11/8/95     750,000       749,159
Public Service Co. of
  Colorado, Comm. Paper,
  5.87%, 11/1/95                  365,000       365,000
Quaker Oats Co., Comm. Paper,
  5.8%, 11/7/95                   750,000       749,275
Xerox Corp., Comm. Paper,
  5.72%, 11/2/95                  787,000       786,875
                                            ------------
Total Short Term Investments
  (cost $5,345,945)                         $ 5,345,945
                                            ------------
Total Investments
   (cost $18,524,566) (a)                   $19,613,941
Other assets less liabilities                    36,595
                                            ------------
Total Net Assets                            $19,650,536
                                            ------------

Notes to Portfolio of Investments

   + Non-income producing security

  ++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

 +++ Security pledged to cover initial margin deposits on open futures contracts at October 31, 1995.

 (a) The cost of investments for federal income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at October 31, 1995 are as follows:

      Unrealized gains          $1,337,736
      Unrealized losses           (248,361)
                                -----------
      Net unrealized gain       $1,089,375
                                ===========

Category percentages are based on net assets.


40 Aetna Generation Funds Annual Report

Information concerning open futures contracts is shown below:

                             No. of    Initial  Expiration     Unrealized
                          Contracts      Value        Date    Gain/(Loss)
                          ---------   --------   ---------   ------------
All Ordinaries Share
  Price Index                 3       $121,656   12/29/95      $(5,249)
Canada Government
  Bonds Future                3        232,575   12/19/95        6,848
Long-Term German Bonds
  Future                      2        323,208   12/06/95        7,243
DTB German DAX Index
  Future                      1        155,322   12/14/95       (8,130)
Long-Term German Bonds
  Future                      1        167,375   12/06/95        2,414
CAC 40 Stock Index
  Future                      1         75,283   12/29/95       (3,904)
French Noton                  1        114,414   12/18/95          348
Long Gilt Bonds Future        2        164,177   12/27/95        1,677
FTSE 100 Index Future         1        139,161   12/15/95       (1,854)
Italian Government
  Bonds Future                2        250,961   12/04/95          351
10 Year Swiss Bonds
  Future                      1         90,461   12/18/95        2,702
Hang Seng Index Future        1         63,339   11/29/95           32
                                                             ------------
                                                               $ 2,478
                                                             ============


                                        Aetna Generation Funds Annual Report 41

Statements of Assets and Liabilities
October 31, 1995
 --------------------------   -----------   -----------   ------------
Aetna Generation Funds         Ascent      Crossroads       Legacy
 --------------------------   -----------   -----------   ------------
Assets:
Investments, at market
  value (Note 1)             $20,455,225   $20,313,675    $19,613,941
Cash                               2,323         1,856          1,724
Cash denominated in
  foreign currencies              26,362        65,835         61,078
Receivable for:
 Dividends and interest           50,056        77,709         88,351
 Investments sold                271,341       223,750        137,383
 Fund shares sold                  4,042         2,564          2,638
 Recoverable taxes                 2,563         1,940          1,389
 Variation margin                  6,197        11,951          9,910
 Unrealized gain on
  forward foreign
   currency exchange
  contracts (Note 4)              22,944        20,014         15,319
                              -----------   -----------   ------------
   Total assets               20,841,053    20,719,294     19,931,733
Liabilities:
Payable for:
 Investments purchased           300,406       257,850        206,425
 Fund shares redeemed              1,508            40              0
 Unrealized loss on
  forward foreign
   currency exchange
  contracts (Note 4)              62,509        49,109         32,595
 Other liabilities                43,688        42,367         42,177
                              -----------   -----------   ------------
   Total liabilities             408,111       349,366        281,197
                              -----------   -----------   ------------
NET ASSETS                   $20,432,942   $20,369,928    $19,650,536
                              ===========   ===========   ============
Net assets represented by:
Paid-in capital              $16,691,145   $16,955,025    $16,505,926
Unrealized gain                1,413,636     1,274,369      1,075,920
Undistributed net
  investment income              551,450       638,286        729,717
Accumulated net realized
  gain (loss)                  1,776,711     1,502,248      1,338,973
                              -----------   -----------   ------------
Net Assets                   $20,432,942   $20,369,928    $19,650,536
                              ===========   ===========   ============
Capital Shares, $.001 par
  value:
 Outstanding                   1,750,728     1,766,608      1,722,857
 Net Assets                  $20,432,942   $20,369,928    $19,650,536
 Net Asset Value per share   $     11.67   $     11.53    $     11.41

Cost of Investments          $18,986,113   $18,995,907    $18,524,566
                              ===========   ===========   ============

See Notes to Financial Statements

42 Aetna Generation Funds Annual Report

Statements of Operations
For the period from January 4, 1995 to October 31, 1995

 -----------------------------------   ----------   ----------   ----------
Aetna Generation Funds                  Ascent     Crossroads     Legacy
 -----------------------------------   ----------   ----------   ----------
Investment income: (Note 1)
Dividends                              $  562,967   $  459,610   $  335,416
Interest                                  274,640      464,379      678,337
                                       ----------   ----------   ----------
                                          837,607      923,989    1,013,753
Foreign taxes withheld                    (13,419)     (11,056)      (8,010)
                                       ----------   ----------   ----------
 Total investment income                  824,188      912,933    1,005,743
                                       ----------   ----------   ----------

Investment Expenses: (Note 2)
Investment advisory fee                   157,225      156,356      155,255
Administrative service fee                 49,133       48,861       48,517
Printing and Postage                          212          212          212
Custody fees                               27,173       30,023       33,699
Transfer agent fees                         3,000        3,000        3,000
Audit fees                                  8,325        8,325        8,325
Directors' fees                             9,800        9,800        9,800
State and federal fees                     15,616       15,816       14,964
Miscellaneous                               2,254        2,254        2,254
                                       ----------   ----------   ----------
 Total investment expenses                272,738      274,647      276,026
                                       ----------   ----------   ----------
Net investment income                     551,450      638,286      729,717
                                       ----------   ----------   ----------

Realized and unrealized gain:
  (Notes 1, 3 and 4)
Realized gain (loss) on:
 Sales of investments                   1,930,573    1,563,458    1,315,015
 Futures and forward currency
   contracts                             (126,066)     (43,753)      26,544
 Foreign currencies                       (27,796)     (17,457)      (2,586)
                                       ----------   ----------   ----------
  Net realized gain                     1,776,711    1,502,248    1,338,973
                                       ----------   ----------   ----------
Net change in unrealized gain
  (loss) on:
 Investments                            1,469,112    1,317,768    1,089,375
 Futures and forward currency
   contracts                              (57,470)     (43,857)     (14,798)
 Foreign currency related
  transactions                              1,994          458        1,343
                                       ----------   ----------   ----------
 Net change in unrealized gain          1,413,636    1,274,369    1,075,920
                                       ----------   ----------   ----------
Net realized and change in
  unrealized gain                       3,190,347    2,776,617    2,414,893
                                       ----------   ----------   ----------
Increase in net assets resulting
  from operations                      $3,741,797   $3,414,903   $3,144,610
                                       ==========   ==========   ==========


                                        Aetna Generation Funds Annual Report 43

Statements of Changes in Net Assets
For the period from January 4, 1995 to October 31, 1995
--------------------------------   -----------   -----------   ------------
Aetna Generation Funds               Ascent      Crossroads      Legacy
--------------------------------   -----------   -----------   ------------
Net investment income              $   551,450   $   638,286   $   729,717
Net realized gain on investments     1,776,711     1,502,248     1,338,973
Net change in unrealized gain on
  investments                        1,413,636     1,274,369     1,075,920
                                   -----------   -----------   ------------
Increase in net assets resulting
  from operations                    3,741,797     3,414,903     3,144,610
                                   -----------   -----------   ------------
From Fund Share Transactions:
  (Note 5)
Proceeds from shares sold           25,819,671    26,042,671    26,237,824
Cost of shares redeemed             (9,128,526)   (9,087,646)   (9,731,898)
                                   -----------   -----------   ------------
Increase in net assets from fund
  share transactions                16,691,145    16,955,025    16,505,926
                                   -----------   -----------   ------------
Change in net assets                20,432,942    20,369,928    19,650,536
Net Assets:
Beginning of period                          0             0             0
                                   -----------   -----------   ------------
End of period                      $20,432,942   $20,369,928   $19,650,536
                                   ===========   ===========   ============
End of period net assets
  includes undistributed net
  investment income                $   551,450   $   638,286   $   729,717
                                   ===========   ===========   ============

See Notes to Financial Statements

44 Aetna Generation Funds Annual Report

Aetna Generation Funds
Notes to Financial Statements
October 31, 1995

1. Summary of Significant Accounting Policies

Aetna Series Fund, Inc. ("Company") is registered under the Investment Company Act of 1940 as an open-end management investment company incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds ("Funds") each of which has its own investment objectives, policies and restrictions.

On January 4, 1995, Ascent, Crossroads, and Legacy were each seeded by ALIAC in the amount of $25,200,000 and became available for sale. At October 31, 1995, ALIAC and their related companies owned 1,705,378 shares, 1,694,881 shares, and 1,690,097 shares of Ascent, Crossroads, and Legacy, respectively. Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. The Funds are diversified and are authorized to offer two classes of shares, the Select Class and the Adviser Class. At this time, the Funds only offer the Select Class. The Select Class is offered principally to institutions and is not subject to sales charges or service fees.

Aetna Life Insurance and Annuity Company ("ALIAC") serves as the Investment Adviser and principal underwriter to each Fund.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

A. Valuation of Investments

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost which when combined with accrued interest approximates market value. Securities for which market quotations are not considered to be readily available are valued in good faith using methods approved by the Board of Directors.

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

B. Futures and Forward Foreign Currency Exchange Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of


                                        Aetna Generation Funds Annual Report 45
stocks at a set price on a future date. The Funds use futures contracts as a hedge against declines in the value of portfolio securities. The Funds may also purchase futures contracts to gain market exposure as it may be more cost effective than purchasing individual securities. Aetna Generation Funds Annual Report

Upon entering into a futures contract, the Funds are required to deposit with a broker, an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked-to-market daily.

The risks associated with futures and foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market, or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on futures and foreign currency exchange contracts are reflected in the accompanying financial statements. For federal tax purposes, any futures contracts and forward foreign currency exchange contracts which remain open at year end are marked-to-market and the resultant net gain or loss is included in federal taxable income.

C. Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the Federal Securities Act of 1933. Each Fund may invest up to 15% of its total assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily


46 Aetna Generation Funds Annual Report
available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. Federal Income Taxes

As a qualified regulated investment company, each Fund is relieved of federal income and excise taxes by distributing its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

E. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

2. Investment Advisory, Management, Shareholder Service and Distribution Fees

Each Fund pays the Investment Adviser a monthly fee at an annual rate of 0.80% based on its average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees are applied.

The Company has entered into an administrative services agreement under which ALIAC acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers. Each Fund pays ALIAC a monthly fee at an annual rate of 0.25% based on average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply.


                                        Aetna Generation Funds Annual Report 47

3. Purchases and Sales of Investment Securities
Purchases and sales of investment securities, excluding short-term investments, for the period from January 4, 1995 (commencement of operations) to October 31, 1995 were:

                      Cost of       Proceeds
                     Purchases     from Sales
                    -----------   ------------
Aetna Ascent        $49,665,537   $34,025,968
Aetna Crossroads     44,672,771    31,004,848
Aetna Legacy         39,563,510    28,380,332

4. Forward Foreign Currency Exchange Contracts

At October 31, 1995, Ascent, Crossroads, and Legacy had the following open forward foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. The unrealized losses of $39,565, $29,095, and $17,276, respectively, on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Ascent:

                                  U.S. $ Value                        U.S. $ Value
                                     as of                               as of        Unrealized
 Exchange      Currency to be     October 31,      Currency to be     October 31,        Gain
   Date          Delivered            1995            Received            1995          (Loss)
 ----------   ----------------   --------------   ----------------   --------------   ----------
12/13/95         2,430,000          $245,613          235,419           $235,419       (10,194)
                  Austrian
                 Schilling                          U.S. Dollar
 ----------   ----------------   --------------   ----------------   --------------   ----------
12/13/95           22,222             22,222          220,000             22,237            15
                                                      Austrian
                U.S. Dollar                          Schilling
 ----------   ----------------   --------------   ----------------   --------------   ----------
11/22/95         5,839,000           201,872          198,477            198,477        (3,395)
               Belgian Franc                        U.S. Dollar
 ----------   ----------------   --------------   ----------------   --------------   ----------
11/01/95           1,471               1,471           2,000               1,471             0
                U.S. Dollar                       Canadian Dollar
 ----------   ----------------   --------------   ----------------   --------------   ----------
11/09/95          135,000            119,008          116,772            116,772        (2,236)
                Swiss Franc                         U.S. Dollar
 ----------   ----------------   --------------   ----------------   --------------   ----------
11/09/95           8,847               8,847           10,000              8,815           (32)
                U.S. Dollar                         Swiss Franc
 ----------   ----------------   --------------   ----------------   --------------   ----------
12/18/95          780,000            142,751          135,417            135,417        (7,334)
               Danish Krone                         U.S. Dollar
 ----------   ----------------   --------------   ----------------   --------------   ----------
12/18/95           16,470             16,470           90,000             16,471             1
                U.S. Dollar                        Danish Krone
 ----------   ----------------   --------------   ----------------   --------------   ----------
12/21/95          960,000            226,199          216,851            216,851        (9,348)
              Finnish Markka                        U.S. Dollar
 ----------   ----------------   --------------   ----------------   --------------   ----------


48 Aetna Generation Funds Annual Report

Ascent (continued):

 ----------   --------------   --------------   ------------   --------------   ----------
12/21/95          42,392          $ 42,392        180,000         $ 42,412             20
                                                  Finnish
               U.S. Dollar                        Markka
 ----------   --------------   --------------   ------------   --------------   ----------
11/02/95          13,000            20,502         20,618           20,618            116
              British Pound                     U.S. Dollar
 ----------   --------------   --------------   ------------   --------------   ----------
11/03/95          13,000            20,502         20,493           20,493             (9)
              British Pound                     U.S. Dollar
 ----------   --------------   --------------   ------------   --------------   ----------
12/14/95         340,000           535,983        523,124          523,124        (12,859)
              British Pound                     U.S. Dollar
 ----------   --------------   --------------   ------------   --------------   ----------
12/14/95          41,072            41,072         26,000           40,987            (85)
                                                  British
               U.S. Dollar                         Pound
 ----------   --------------   --------------   ------------   --------------   ----------
12/13/95        69,354,000         683,082        704,414          704,414         21,332
              Japanese Yen                      U.S. Dollar
 ----------   --------------   --------------   ------------   --------------   ----------
12/19/95        45,280,000         446,424        447,884          447,884          1,460
              Japanese Yen                      U.S. Dollar
 ----------   --------------   --------------   ------------   --------------   ----------
12/18/95         250,000           158,642        150,439          150,439         (8,203)
              Dutch Guilder                     U.S. Dollar
 ----------   --------------   --------------   ------------   --------------   ----------
12/18/95          24,480            24,480         38,000           24,114           (366)
                                               Dutch
               U.S. Dollar                        Guilder
 ----------   --------------   --------------   ------------   --------------   ----------
12/07/95        1,360,000          218,476        213,103          213,103         (5,373)
             Norwegian
                  Krone                         U.S. Dollar
 ----------   --------------   --------------   ------------   --------------   ----------
12/14/95         250,000           177,315        174,240          174,240         (3,075)
             Singapore
                 Dollar                         U.S. Dollar
 ----------   --------------   --------------   ------------   --------------   ----------
                                                                                 $(39,565)
                                                                                ==========

Crossroads:

                                  U.S. $ Value                        U.S. $ Value
                                     as of                               as of        Unrealized
 Exchange      Currency to be     October 31,      Currency to be     October 31,        Gain
   Date          Delivered            1995            Received            1995          (Loss)
 ----------   ----------------   --------------   ----------------   --------------   ----------
12/13/95         1,790,000          $180,925          173,416           $173,416        (7,509)
                  Austrian
                 Schilling                          U.S. Dollar
 ----------   ----------------   --------------   ----------------   --------------   ----------
12/13/95           12,121             12,121          120,000             12,129             8
                                                      Austrian
                U.S. Dollar                          Schilling
 ----------   ----------------   --------------   ----------------   --------------   ----------
11/22/95         3,936,000           136,079          133,791            133,791        (2,288)
               Belgian Franc                        U.S. Dollar
 ----------   ----------------   --------------   ----------------   --------------   ----------
11/01/95           64,000             47,079           47,087             47,087             8
              Canadian Dollar                       U.S. Dollar
 ----------   ----------------   --------------   ----------------   --------------   ----------
11/09/95          107,100             94,413           92,639             92,639        (1,774)
                Swiss Franc                         U.S. Dollar
 ----------   ----------------   --------------   ----------------   --------------   ----------
11/09/95           8,847               8,847           10,000              8,815           (32)
                U.S. Dollar                         Swiss Franc
 ----------   ----------------   --------------   ----------------   --------------   ----------


                                        Aetna Generation Funds Annual Report 49

Crossroads (continued):

 ----------   --------------   --------------   -------------   --------------   ----------
12/18/95         650,000          $118,959         112,847         $112,847         (6,112)
              Danish Krone                      U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/18/95          7,320              7,320         40,000             7,321              1
               U.S. Dollar                      Danish Krone
 ----------   --------------   --------------   -------------   --------------   ----------
12/21/95         740,000           174,361         167,156          167,156         (7,205)
                 Finnish
                 Markka                         U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/21/95          32,971            32,971         140,000           32,987             16
                                                   Finnish
               U.S. Dollar                         Markka
 ----------   --------------   --------------   -------------   --------------   ----------
11/02/95          4,000              6,308          6,344             6,344             36
              British Pound                     U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
11/03/95          18,000            28,387         28,374            28,374            (13)
              British Pound                     U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/14/95         240,000           378,341         369,264          369,264         (9,077)
              British Pound                     U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/14/95          34,688            34,688         22,000            34,681             (7)
                                                   British
               U.S. Dollar                         Pound
 ----------   --------------   --------------   -------------   --------------   ----------
12/13/95        62,302,000         613,625         633,137          633,137         19,512
              Japanese Yen                      U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/19/95        18,600,000         183,381         183,813          183,813            432
              Japanese Yen                      U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/18/95         250,000           158,642         150,439          150,439         (8,203)
              Dutch Guilder                     U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/18/95          35,431            35,431         55,000            34,901           (530)
               U.S. Dollar                     Dutch Guilder
 ----------   --------------   --------------   -------------   --------------   ----------
12/07/95        1,080,000          173,495         169,229          169,229         (4,266)
               Norwegian
                  Krone                         U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/07/95          32,127            32,127         200,000          32,128               1
                                                 Norwegian
               U.S. Dollar                         Krone
 ----------   --------------   --------------   -------------   --------------   ----------
12/14/95         170,000           120,576         118,483          118,483         (2,093)
               Singapore
                 Dollar                         U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
                                                                                  $(29,095)
                                                                                 ==========

Legacy:

                                  U.S. $ Value                        U.S. $ Value
                                     as of                               as of        Unrealized
 Exchange      Currency to be     October 31,      Currency to be     October 31,        Gain
   Date          Delivered            1995            Received            1995          (Loss)
 ----------   ----------------   --------------   ----------------   --------------   ----------
12/13/95          870,000           $87,936            84,286           $84,286         (3,650)
                  Austrian
                 Schilling                          U.S. Dollar
 ----------   ----------------   --------------   ----------------   --------------   ----------
12/13/95           7,070              7,070            70,000             7,075              5
                                                      Austrian
                U.S. Dollar                          Schilling
 ----------   ----------------   --------------   ----------------   --------------   -----------


50 Aetna Generation Funds Annual Report

Legacy (continued):

 ----------   --------------   --------------   -------------   --------------   ----------
11/22/95        2,878,000        $  99,501         97,828          $ 97,828         (1,673)
              Belgian Franc                     U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
11/09/95          85,500            75,372         73,956            73,956         (1,416)
               Swiss Franc                      U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
11/09/95          9,732              9,732         11,000             9,697            (35)
               U.S. Dollar                      Swiss Franc
 ----------   --------------   --------------   -------------   --------------   ----------
12/18/95         460,000            84,186         79,861            79,861         (4,325)
              Danish Krone                      U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/18/95          5,490              5,490         30,000             5,490              0
               U.S. Dollar                      Danish Krone
 ----------   --------------   --------------   -------------   --------------   ----------
12/21/95         490,000           115,455         110,684          110,684         (4,771)
                 Finnish
                 Markka                         U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/21/95          23,551            23,551         100,000           23,562             11
                                                   Finnish
               U.S. Dollar                         Markka
 ----------   --------------   --------------   -------------   --------------   ----------
11/02/95          2,000              3,154          3,172             3,172             18
              British Pound                     U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
11/03/95          8,000             12,616         12,611            12,611             (5)
              British Pound                     U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/14/95         160,000          252,227          246,176          246,176         (6,051)
              British Pound                     U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/14/95          15,769            15,769         10,000            15,764             (5)
               U.S. Dollar                     British Pound
 ----------   --------------   --------------   -------------   --------------   ----------
12/13/95        47,321,000         466,074         481,018          481,018         14,944
              Japanese Yen                      U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/19/95        12,490,000         123,141         123,431          123,431            290
              Japanese Yen                      U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/18/95         170,000           107,877         102,299          102,299         (5,578)
              Dutch Guilder                     U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/18/95          28,345            28,345         44,000            27,921           (424)
               U.S. Dollar                     Dutch Guilder
 ----------   --------------   --------------   -------------   --------------   ----------
12/07/95         780,000           125,302         122,220          122,220         (3,082)
             Norwegian
                  Krone                         U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
12/07/95          20,833           20,883          130,000           20,884              1
                                               Norwegian
               U.S. Dollar                         Krone
 ----------   --------------   --------------   -------------   --------------   ----------
12/14/95         124,000            87,950         86,420            86,420         (1,530)
             Singapore
                 Dollar                         U.S. Dollar
 ----------   --------------   --------------   -------------   --------------   ----------
                                                                                  $(17,276)
                                                                                 ==========


                                        Aetna Generation Funds Annual Report 51

5. Authorized Capital Shares and Capital Share Transactions

Each Fund is authorized to issue 100 million shares. For the period January 4, 1995 to October 31, 1995, the Funds sold and redeemed the following shares:
                   -----------------------------------
                    Ascent    Crossroads     Legacy
                   -----------------------------------
Shares sold        2,573,924   2,593,512    2,612,101
Shares redeemed     (823,196)   (826,904)    (889,244)
                   ---------   ----------   ----------
Net increase       1,750,728   1,766,608    1,722,857
                   =========   ==========   ==========

Financial Highlights
For the period from January 4, 1995 to October 31, 1995
Selected data for a fund share outstanding throughout the period:

                                       ------------------------------
                                       Ascent   Crossroads    Legacy
                                       ------------------------------
Net asset value, beginning of
  period                               $ 10.00    $ 10.00     $ 10.00
Income from investment operations:
Net investment income                      .25        .29         .33
Net realized and change in
  unrealized gain                         1.42       1.24        1.08
                                       -------   ----------   -------
Net asset value, end of period         $ 11.67    $ 11.53     $ 11.41
                                       =======   ==========   =======

Total return*                            16.70%     15.30%      14.10%
Net assets, end of period (000's)       20,433     20,370      19,651
Ratio of total investment expenses
  to average net assets**                 1.38%      1.40%       1.42%
Ratio of total investment income to
  average net assets**                    2.80%      3.26%       3.75%
Portfolio turnover rate                 164.09%    166.93%     179.88%

 * Not annualized
** Annualized

Per share data calculated using average number of shares outstanding throughout the period.


                                        Aetna Generation Funds Annual Report 53

Independent Auditors' Report

The Board of Directors and Shareholders of
Aetna Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Legacy Fund, Crossroads Fund and Ascent Fund, portfolios of Aetna Series Fund, Inc., (collectively the Generation Funds or Funds) including the portfolios of investments, as of October 31, 1995, the related statements of operations, statements of changes in net assets and financial highlights for the period from January 4, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Generation Funds as of October 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for the period from January 4, 1995 to October 31, 1995 in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP

Hartford, Connecticut
December 15, 1995


54 Aetna Generation Funds Annual Report

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
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
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
[back cover]

Aetna Series Fund, Inc.
151 Farmington Avenue
Hartford, CT 06156-8962

BULK RATE
U.S. Postage
PAID
Boston, MA
Permit No. 9

Aetna Ascent Fund
Aetna Crossroads Fund
Aetna Legacy Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus.

ANN.AET.1-1 (10/95)

               ["Recycled" symbol] Printed on recycled paper using soybean ink